UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05888
SMALLCAP World Fund, Inc.
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class A | SMCWX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	1.04%
Management's discussion of fund performance
The fund’s Class A shares gained 21.01% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of divi de
nds and capital g
ai
ns.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class A (with sales charge) *	14.06%	7.15%	7.83%
SMALLCAP World Fund — Class A (without sales charge) *	21.01%	8.43%	8.47%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of
n
et
assets
)
Availability of additional inform
ati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class C
|
SCWCX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 196	1.78%
Management's discussion of fund performance
The fund’s Class C shares gained 20.11% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class C (with sales charge) *	19.11%	7.63%	7.81%
SMALLCAP World Fund — Class C (without sales charge) *	20.11%	7.63%	7.81%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark")
to
the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The
Previous
Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot
invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial
information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class T | TSFFX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 83	0.75%
Management's discussion of fund performance
The fund’s Class T shares gained 21.35% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class T (with sales charge) 2	18.32%	8.16%	8.65%
SMALLCAP World Fund — Class T (without sales charge) 2	21.35%	8.71%	9.02%
MSCI ACWI IMI Index 3	30.96%	11.87%	10.61%
MSCI All Country World Small Cap Index 3	24.62%	9.40%	8.09%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-1 | SCWFX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 119	1.08%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.96% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States.
The
market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consu
m
er discretionary had better returns relative to the o
ve
ra
ll p
ortfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw retur ns
above thos
e of
the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class F-1 *	20.96%	8.39%	8.44%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "
Previous
Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-2 | SMCFX
for the year ended September 30,
2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 85	0.77%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.32% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class F-2 *	21.32%	8.71%	8.76%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-3 | SFCWX
for the year ended September 30,
2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 73	0.66%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.46% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class F-3 2	21.46%	8.83%	9.41%
MSCI ACWI IMI Index 3	30.96%	11.87%	10.76%
MSCI All Country World Small Cap Index 3	24.62%	9.40%	8.23%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-A | CSPAX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 118	1.07%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.95% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the
Federal
Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-A (with sales charge) *	16.72%	7.62%	8.03%
SMALLCAP World Fund — Class 529-A (without sales charge) *	20.95%	8.39%	8.42%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the
MSCI
All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-C | CSPCX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 199	1.81%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 20.08% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-C (with sales charge) *	19.08%	7.58%	8.00%
SMALLCAP World Fund — Class 529-C (without sales charge) *	20.08%	7.58%	8.00%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-E | CSPEX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 139	1.26%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.73% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-E *	20.73%	8.18%	8.20%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-T | TWSFX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 92	0.83%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 21.26% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class 529-T (with sales charge) 2	18.22%	8.10%	8.60%
SMALLCAP World Fund — Class 529-T (without sales charge) 2	21.26%	8.65%	8.96%
MSCI ACWI IMI Index 3	30.96%	11.87%	10.61%
MSCI All Country World Small Cap Index 3	24.62%	9.40%	8.09%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of
net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-1 | CSPFX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 100	0.90%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 21.17% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class 529-F-1 *	21.17%	8.60%	8.64%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-2 | FSWFX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 85	0.77%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 21.32% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total
returns
	1 year	Since inception 1
SMALLCAP World Fund — Class 529-F-2 2	21.32%	5.31%
MSCI ACWI IMI Index 3	30.96%	13.36%
MSCI All Country World Small Cap Index 3	24.62%	11.27%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-3 | FSFWX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 79	0.71%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.40% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total
returns
	1 year	Since inception 1
SMALLCAP World Fund — Class 529-F-3 2	21.40%	5.37%
MSCI ACWI IMI Index 3	30.96%	13.36%
MSCI All Country World Small Cap Index 3	24.62%	11.27%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-1
| RSLAX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 193	1.75%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.15% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total return
s

	1 year	5 years	10 years
SMALLCAP World Fund — Class R-1 *	20.15%	7.65%	7.67%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World
Small
Cap
Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
n
d statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(perce
n
t of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-2 | RSLBX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 193	1.75%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 20.15% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-2 *	20.15%	7.65%	7.69%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-2E | RSEBX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 161	1.46%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.49% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-2E *	20.49%	7.96%	8.05%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is
unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-3 | RSLCX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 143	1.30%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.67% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-3 *	20.67%	8.13%	8.16%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a
predictor
of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-4 | RSLEX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 111	1.00%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 21.04% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-4 *	21.04%	8.45%	8.50%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-5E | RSLDX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 90	0.81%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.29% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
SMALLCAP World Fund — Class R-5E 2	21.29%	8.67%	9.02%
MSCI ACWI IMI Index 3	30.96%	11.87%	10.34%
MSCI All Country World Small Cap Index 3	24.62%	9.40%	8.56%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results
to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded
, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-5 | RSLFX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 79	0.71%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.41% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total
returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-5 *	21.41%	8.78%	8.82%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-035-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-6 | RLLGX
for the year ended September 30, 2024
This annual shareholder report contains important information about SMALLCAP World Fund (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 73	0.66%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.46% for the year ended September 30, 2024. That result compares with a 24.62% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and rate cuts by the Federal Reserve restoring confidence in stocks, particularly in the United States. The market strength was particularly concentrated in mega-cap US stocks, with small-cap stocks lagging the overall market.
Portfolio holdings in industrials, financials, and consumer discretionary had better returns relative to the overall portfolio. In industrials, companies that indirectly benefit from the build out in AI data centers such as Comfort Systems, as well as the reshoring trend in the US, positively contributed to results. Companies in consumer discretionary, such as Cava, TopBuild and MakeMyTrip, were additive to results as well. On the other hand, Staples and Energy shares lagged the overall portfolio.
Geographically – US companies, where the fund had the largest exposure, saw returns above those of the overall portfolio. Some select emerging markets were also additive, such as India, Philippines and Turkey, while China lagged the fund. Shares domiciled in the Eurozone, the UK and Japan saw returns below that of the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
SMALLCAP World Fund — Class R-6 *	21.46%	8.84%	8.88%
MSCI ACWI IMI Index †	30.96%	11.87%	9.20%
MSCI All Country World Small Cap Index †	24.62%	9.40%	7.81%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 77,077
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 428
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-035-1124 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Joseph J. Bonner, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
September 30, 2024	387,000	11,000	64,000	None
September 30, 2023	20,000	11,000	64,000	None
Adviser and Affiliates2
September 30, 2024	Not Applicable	2,550,000	None	11,000
September 30, 2023	Not Applicable	1,912,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
September 30, 2024	2,637,000
September 30, 2023	1,987,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

SMALLCAP World Fund® Financial Statements and Other Information N-CSR Items 7-11 for the year ended September 30, 2024 Lit. No. MFGEFP4-035-1124 © 2024 Capital Group. All rights reserved.

Investment portfolio September 30, 2024

Common stocks 95.11%		Shares	Value (000)
Industrials	Comfort Systems USA, Inc.[1]	1,805,029	$704,593
22.74%	Diploma PLC[1]	10,722,439	637,351
	Saia, Inc.[1,2]	1,361,632	595,387
	AZEK Co., Inc. (The), Class A1,2	9,016,817	421,987
	Crane Co.	2,455,426	388,645
	Interpump Group SpA[1]	8,128,357	379,645
	CSW Industrials, Inc.[1]	1,007,750	369,230
	IMCD NV	2,061,665	358,434
	Kadant, Inc.[1]	939,520	317,558
	BELIMO Holding AG	433,163	309,510
	International Container Terminal Services, Inc.	39,138,156	282,312
	CBIZ, Inc.[1,2]	4,008,971	269,764
	VAT Group AG	514,730	262,428
	XPO, Inc.[2]	2,407,929	258,876
	MISUMI Group, Inc.	13,509,794	244,688
	FTAI Aviation, Ltd.	1,815,918	241,335
	ICF International, Inc.[1]	1,397,711	233,124
	Munters Group AB1	9,828,231	224,538
	Hensoldt AG1,3	6,373,148	209,110
	Casella Waste Systems, Inc., Class A2	2,074,095	206,352
	Trelleborg AB, Class B	5,103,014	196,096
	Bombardier, Inc., Class B2	2,573,724	195,839
	Arcosa, Inc.	2,031,982	192,551
	Applied Industrial Technologies, Inc.	829,363	185,056
	Enerpac Tool Group Corp., Class A1	4,347,380	182,112
	Cleanaway Waste Management, Ltd.	89,024,846	181,354
	Regal Rexnord Corp.	1,087,715	180,430
	Visional, Inc.[1,2]	3,080,430	170,663
	UL Solutions, Inc., Class A	3,333,700	164,351
	Addtech AB, Class B	5,442,314	163,160
	Carel Industries SpA[1,3]	7,378,224	161,583
	Japan Elevator Service Holdings Co., Ltd.[1]	7,000,000	152,080
	Builders FirstSource, Inc.[2]	760,228	147,378
	Enpro, Inc.	903,472	146,525
	NIBE Industrier AB, Class B	26,444,941	145,109
	Inox Wind, Ltd.	50,605,401	144,100
	IMI PLC	5,917,839	143,739
	Lifco AB, Class B	4,195,000	138,130
	TFI International, Inc. (CAD denominated)	968,019	132,593
	TFI International, Inc.	39,510	5,409
	Masco Corp.	1,625,000	136,402
	First Advantage Corp.[2,3]	6,793,260	134,846
	RS Group PLC	12,312,528	133,768
	Nexans SA	897,522	131,586
	Volution Group PLC[1]	15,822,638	129,743
	GMS, Inc.[2]	1,405,532	127,299
	Howden Joinery Group PLC	10,413,620	126,586
	TriNet Group, Inc.	1,302,290	126,283
	Harmonic Drive Systems, Inc.[1,3]	5,111,698	126,232
	Simpson Manufacturing Co., Inc.	657,421	125,745
	WillScot Holdings Corp., Class A2	3,287,397	123,606
	Arcadis NV, non-registered shares	1,757,001	121,788
	Loar Holdings, Inc.[2,3]	1,628,900	121,500
	KEI Industries, Ltd.	2,357,123	120,882
	Graco, Inc.	1,374,000	120,239
	NICHIAS Corp.[3]	3,012,600	119,388
	DO & CO AG, non-registered shares[1,2]	779,520	117,687
	Qantas Airways, Ltd.[2]	22,778,620	117,008
	Wizz Air Holdings PLC[1,2]	6,013,374	116,825
	Weir Group PLC (The)	3,978,926	115,309
	Armstrong World Industries, Inc.	872,331	114,650
	VSE Corp.[1]	1,384,201	114,515
	Chart Industries, Inc.[2,3]	900,000	111,726
	Babcock International Group PLC	17,646,593	111,680
	Alaska Air Group, Inc.[2]	2,352,076	106,337

1	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Herc Holdings, Inc.	655,867	$104,565
	Watsco, Inc.	200,000	98,376
	Grafton Group PLC	6,919,294	96,157
	Matson, Inc.	648,513	92,491
	SiteOne Landscape Supply, Inc.[2]	609,885	92,038
	LS Electric Co., Ltd.	706,514	89,151
	Copa Holdings, SA, Class A	948,945	89,049
	Rumo SA	23,640,000	86,789
	SPX Technologies, Inc.[2]	537,469	85,705
	Boyd Group Services, Inc.[3]	562,834	85,296
	Montana Aerospace AG1,2	3,438,200	82,182
	Miura Co., Ltd.	3,178,847	78,011
	Hammond Power Solutions, Inc., Class A3	730,120	76,302
	ATS Corp.[2]	2,626,762	76,213
	International Consolidated Airlines Group SA (CDI)	26,494,000	72,894
	Instalco AB1	17,279,817	71,153
	Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	8,297,261	70,107
	Engcon AB, Class B	6,013,176	69,345
	InPost SA2	3,636,067	68,613
	Sweco AB, Class B	3,838,213	65,080
	MonotaRO Co., Ltd.[3]	3,820,100	63,577
	GVS SpA[2]	7,864,236	63,248
	Dayforce, Inc.[2,3]	979,310	59,983
	Lyft, Inc., Class A2	4,535,000	57,821
	Sulzer AG	351,946	57,675
	Johns Lyng Group, Ltd.[1]	22,207,565	57,420
	Air Lease Corp., Class A	1,250,000	56,612
	McGrath RentCorp	534,724	56,296
	Reliance Worldwide Corp., Ltd.	13,700,714	56,015
	Kingspan Group PLC	557,140	52,445
	Judges Scientific PLC[1]	395,543	52,141
	Alight, Inc., Class A2	7,021,606	51,960
	AirTAC International Group	1,777,000	51,575
	Voltronic Power Technology Corp.	789,000	50,332
	Embraer SA2	5,690,100	50,104
	CECO Environmental Corp.[1,2]	1,758,858	49,600
	ManpowerGroup, Inc.	665,704	48,943
	AAON, Inc.	451,170	48,654
	Fluidra, SA, non-registered shares	1,832,095	47,884
	Aalberts NV, non-registered shares	1,176,732	47,845
	CCR SA, ordinary nominative shares	21,283,897	47,274
	Pluxee NV2	2,228,153	46,998
	Cargotec OYJ, Class B, non-registered shares	781,935	45,706
	SPIE SA	1,179,247	45,104
	Sterling Infrastructure, Inc.[2]	309,054	44,819
	BayCurrent, Inc.	1,212,030	44,746
	UFP Industries, Inc.	333,295	43,732
	FTI Consulting, Inc.[2]	190,072	43,253
	IDEX Corp.	200,000	42,900
	FTAI Infrastructure, Inc.	4,566,974	42,747
	INVISIO Communications AB	1,769,000	40,255
	Trex Co., Inc.[2]	602,320	40,102
	Ventia Services Group Pty, Ltd.	12,643,253	39,874
	REV Group, Inc.	1,407,867	39,505
	Fiverr International, Ltd.[2,3]	1,518,959	39,295
	AutoStore Holdings, Ltd.[2]	34,637,443	35,548
	Sojitz Corp.[3]	1,509,200	35,534
	Upwork, Inc.[2]	3,333,374	34,834
	Cadre Holdings, Inc.	907,131	34,426
	SWCC Corp.	839,200	33,684
	Indutrade AB	1,080,000	33,592
	Mader Group, Ltd.	9,751,400	33,419
	Generac Holdings, Inc.[2]	207,989	33,045
	BWX Technologies, Inc.	301,745	32,800
	IndiaMart InterMesh, Ltd.	922,151	32,552
	Delhivery, Ltd.[2]	6,166,499	31,264
	APi Group Corp.[2]	907,771	29,975
	AQ Group AB	2,515,266	29,809
	Beijer Ref AB, Class B	1,783,220	29,432

SMALLCAP World Fund	2

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Sinoseal Holding Co., Ltd., Class A	5,298,624	$ 28,474
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR),
	ordinary participation certificates[2]	4,061,592	25,710
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A2,3	4,120,200	2,601
	Cera Sanitaryware, Ltd.	286,600	27,666
	Green Landscaping Group AB1,2	3,378,442	26,951
	NORMA Group SE, non-registered shares	1,579,158	26,301
	Stericycle, Inc.[2]	430,000	26,230
	Chemring Group PLC	5,139,242	25,235
	Valmet OYJ[3]	774,563	24,832
	Norva24 Group AB2	8,534,052	24,791
	Titagarh Rail Systems, Ltd.	1,687,257	24,707
	Melrose Industries PLC	3,579,447	21,894
	easyJet PLC	3,000,000	20,885
	Spirax Group PLC	195,533	19,704
	Storskogen Group AB, Class B	20,150,620	19,343
	Advanced Drainage Systems, Inc.	122,511	19,254
	Japan Airport Terminal Co., Ltd.	509,000	18,307
	Grupa Pracuj SA	1,300,000	18,294
	Federal Signal Corp.	195,568	18,278
	Nitta Corp.	694,400	17,884
	CAE, Inc.[2]	919,223	17,257
	Karnell Group AB1,2	3,739,000	16,808
	Vicor Corp.[2]	378,100	15,918
	Oshkosh Corp.	150,000	15,031
	Finning International, Inc.	388,200	12,741
	IES Holdings, Inc.[2]	63,289	12,634
	Fasadgruppen Group AB1	2,498,472	10,136
	DL E&C Co., Ltd.	428,387	9,813
	Atkore, Inc.	105,245	8,918
	Warom Technology, Inc. Co., Class A	2,792,400	7,883
	MYR Group, Inc.[2]	73,548	7,519
	Haitian International Holdings, Ltd.	1,988,791	6,272
	dormakaba Holding AG3	8,068	5,976
	Kalmar OYJ, Class B2	162,065	5,280
	Burckhardt Compression Holding AG	5,983	4,298
	Einride AB1,2,4,5	438,277	3,169

			17,527,620

Consumer discretionary 18.75%	TopBuild Corp.[1,2]	2,165,365	880,892
	CAVA Group, Inc.[1,2]	5,802,530	718,643
	Tube Investments of India, Ltd.[1]	10,477,868	542,978
	Dollarama, Inc.	5,010,000	513,206
	Evolution AB	4,814,070	473,153
	Floor & Decor Holdings, Inc., Class A2	2,868,910	356,233
	Boot Barn Holdings, Inc.[1,2]	2,060,262	344,641
	Wyndham Hotels & Resorts, Inc.[1]	4,108,236	321,018
	Toll Brothers, Inc.	1,927,000	297,702
	MakeMyTrip, Ltd.[2]	3,029,577	281,599
	Cavco Industries, Inc.[1,2]	637,932	273,188
	Ollies Bargain Outlet Holdings, Inc.[2]	2,664,353	258,975
	KB Home	2,957,918	253,464
	Wayfair, Inc., Class A2,3	4,417,734	248,188
	Global-E Online, Ltd.[2]	6,435,165	247,368
	Entain PLC	21,737,047	221,968
	Lottomatica Group SpA[1]	17,370,163	217,650
	Thor Industries, Inc.	1,970,338	216,520
	YETI Holdings, Inc.[1,2]	5,237,779	214,906
	Modine Manufacturing Co.[2]	1,579,231	209,706
	Lennar Corp., Class A	1,058,458	198,440
	Lennar Corp., Class B	21,169	3,661
	Melco Resorts & Entertainment, Ltd. (ADR)[1,2,3]	25,703,220	200,228
	DraftKings, Inc., Class A2	4,846,439	189,980
	Champion Homes, Inc.[2]	2,001,645	189,856
	Inchcape PLC	16,528,776	176,356
	Bright Horizons Family Solutions, Inc.[2]	1,186,932	166,325
	Light & Wonder, Inc.[2]	1,745,383	158,359

3	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)	Century Communities, Inc.	1,512,000	$155,706
	Jumbo SA	5,421,500	155,091
	Williams-Sonoma, Inc.	1,000,000	154,920
	Levi Strauss & Co., Class A	6,625,378	144,433
	Pets at Home Group PLC[1]	34,277,379	140,017
	Moncler SpA	2,015,000	127,940
	Five Below, Inc.[2]	1,401,310	123,806
	Polaris, Inc.[3]	1,485,000	123,611
	Ermenegildo Zegna NV3	12,333,736	121,364
	Pool Corp.	317,700	119,709
	Games Workshop Group PLC	811,891	116,924
	Kontoor Brands, Inc.	1,426,394	116,651
	Watches of Switzerland Group PLC[1,2]	17,754,986	113,737
	Norwegian Cruise Line Holdings, Ltd.[2]	5,237,662	107,424
	Skechers USA, Inc., Class A2	1,600,000	107,072
	Domino’s Pizza Group PLC[1]	26,295,118	105,746
	DPC Dash, Ltd.[1,2,3]	10,400,586	104,884
	Zalando SE, non-registered shares[2]	2,898,038	95,622
	Rusta AB1	12,143,335	94,781
	Installed Building Products, Inc.	381,500	93,952
	Patrick Industries, Inc.	629,546	89,628
	Murphy USA, Inc.	175,000	86,252
	Steven Madden, Ltd.	1,710,595	83,802
	Genda, Inc.[1,2,3]	4,539,100	80,345
	Genius Sports, Ltd.[2]	10,162,242	79,672
	Guzman y Gomez, Ltd.[2,3]	2,755,682	76,137
	Domino’s Pizza, Inc.	176,500	75,920
	Jack in the Box, Inc.[1,3]	1,606,607	74,771
	VF Corp.[3]	3,683,019	73,476
	Adtalem Global Education, Inc.[2]	966,441	72,947
	Meritage Homes Corp.	353,400	72,472
	B&M European Value Retail SA	12,975,560	72,067
	Sega Sammy Holdings, Inc.	3,489,500	69,707
	Dominos Pizza Enterprises, Ltd.	2,807,480	69,018
	Shoei Co., Ltd.[1,3]	4,291,700	66,850
	On Holding AG, Class A2	1,326,026	66,500
	ABC-Mart, Inc.	3,060,300	64,972
	Mattel, Inc.[2]	3,405,758	64,880
	MGM China Holdings, Ltd.	39,776,800	63,415
	Malibu Boats, Inc., Class A1,2	1,622,920	62,986
	Cairn Homes PLC	27,893,037	61,069
	Aditya Vision, Ltd.[1]	10,255,120	60,863
	Arhaus, Inc., Class A3	4,913,842	60,489
	Flutter Entertainment PLC[2]	251,536	59,684
	BRP, Inc.[3]	979,641	58,303
	Brunello Cucinelli SpA	532,326	57,414
	Crompton Greaves Consumer Electricals, Ltd.	11,450,569	57,077
	XPEL, Inc.[2]	1,314,345	57,003
	Beazer Homes USA, Inc.[1,2,3]	1,659,813	56,716
	MRF, Ltd.	34,092	56,389
	Tsuburaya Fields Holdings, Inc.[3]	3,183,000	55,599
	Temple & Webster Group, Ltd.[2]	5,938,319	54,638
	Auction Technology Group PLC[1,2]	9,694,672	54,588
	Advance Auto Parts, Inc.	1,384,490	53,981
	Camping World Holdings, Inc., Class A	2,170,983	52,581
	Trainline PLC[2]	11,779,700	52,146
	Nien Made Enterprise Co., Ltd.	3,160,000	50,833
	RH2	150,000	50,164
	Darden Restaurants, Inc.	303,300	49,781
	tonies SE, Class A1,2	6,687,952	48,978
	Fox Factory Holding Corp.[2]	1,100,739	45,681
	Puuilo OYJ	4,124,072	44,336
	Nifco, Inc.	1,675,400	42,526
	Chalet Hotels, Ltd.[2]	3,886,343	40,886
	Sanrio Co., Ltd.[3]	1,369,800	39,513
	Sabre Corp.[2]	10,508,386	38,566
	Lojas Renner SA	11,564,503	38,338
	Peloton Interactive, Inc., Class A2	7,742,528	36,235
	OneSpaWorld Holdings, Ltd.	2,150,518	35,505

SMALLCAP World Fund	4

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)	Six Flags Entertainment Corp.[2]	878,120	$ 35,397
	Devyani International, Ltd.[2]	15,000,000	35,031
	Planet Fitness, Inc., Class A2	430,000	34,925
	International Game Technology PLC	1,527,081	32,527
	Whirlpool Corp.	291,517	31,192
	Worthington Enterprises, Inc.	726,964	30,133
	Central Automotive Products, Ltd.[3]	907,800	29,913
	Macy’s, Inc.	1,900,000	29,811
	AZZAS 2154 SA, ordinary nominative shares	3,835,692	29,692
	MIPS AB	543,100	29,005
	Mitra Adiperkasa Tbk PT	240,632,100	27,967
	Dine Brands Global, Inc.[1,3]	849,093	26,517
	Smartfit Escola de Ginástica e Dança SA	6,523,647	25,675
	Traeger, Inc.[1,2]	6,499,660	23,919
	Elior Group SA2,3	5,807,012	23,531
	Haichang Ocean Park Holdings, Ltd.[2,3]	198,298,000	22,950
	Barratt Developments PLC	3,315,285	21,261
	OneWater Marine, Inc., Class A2,3	754,805	18,047
	Yonex Co., Ltd.	1,219,400	17,987
	Academy Sports and Outdoors, Inc.	299,059	17,453
	Nordstrom, Inc.[3]	760,000	17,092
	Amber Enterprises India, Ltd.[2]	297,040	17,042
	Caesars Entertainment, Inc.[2]	400,000	16,696
	Pet Valu Holdings, Ltd.[3]	850,263	16,251
	Royal Caribbean Cruises, Ltd.	78,017	13,837
	Hasbro, Inc.	190,739	13,794
	NOK Corp.[3]	798,600	12,510
	MasterCraft Boat Holdings, Inc.[2]	676,133	12,312
	Balkrishna Industries, Ltd.	311,475	11,361
	Victoria PLC[1,2]	5,782,164	10,425
	EIH, Ltd.	1,925,057	8,689
	ThredUp, Inc., Class A2,3	8,707,600	7,332
	Salvatore Ferragamo SpA[3]	933,149	7,216
	StockX, Inc.[2,4,5]	161,790	6,014
	Goodyear Tire & Rubber Co.[2]	558,712	4,945
	Brilliant Earth Group, Inc., Class A2,3	929,849	1,990
	Dowlais Group PLC	169,209	132
	BNN Technology PLC[1,2,4]	19,007,000	–	[6]

			14,454,863

Information technology 15.44%	Insight Enterprises, Inc.[1,2,3]	2,606,861	561,492
	eMemory Technology, Inc.[1]	5,972,499	500,365
	Kokusai Electric Corp.[1,3]	18,455,090	412,504
	Impinj, Inc.[1,2]	1,600,216	346,479
	Fabrinet, non-registered shares[2]	1,321,740	312,512
	MKS Instruments, Inc.	2,834,126	308,098
	Maruwa Co., Ltd.[1]	965,400	283,807
	Jentech Precision Industrial Co., Ltd.	6,701,467	276,357
	Softcat PLC[1]	12,971,466	269,109
	Reply SpA	1,612,509	243,040
	Global Unichip Corp.[1]	6,889,000	241,391
	Coforge, Ltd.	2,774,081	232,172
	Dexerials Corp.[1,3]	15,484,500	219,747
	Kulicke and Soffa Industries, Inc.[1]	4,699,380	212,083
	ALTEN SA, non-registered shares[1]	1,893,708	211,978
	Pegasystems, Inc.	2,810,726	205,436
	Money Forward, Inc.[1,2]	4,350,987	177,985
	Silicon Laboratories, Inc.[2]	1,520,114	175,680
	Lagercrantz Group AB, Class B	9,172,948	172,955
	ASMPT, Ltd.	13,991,600	171,817
	Smartsheet, Inc., Class A2	3,063,201	169,579
	Klaviyo, Inc., Class A2,3	4,682,908	165,681
	Vitec Software Group AB, Class B1	3,175,283	164,554
	Globant SA2	790,705	156,670
	Credo Technology Group Holding, Ltd.[2]	5,005,137	154,158
	Semtech Corp.[2]	3,332,680	152,170
	Unity Software, Inc.[2,3]	6,616,744	149,671

5	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Information technology (continued)	Alkami Technology, Inc.[2]	4,679,907	$147,604
	Lotes Co., Ltd.	3,285,000	144,805
	SINBON Electronics Co., Ltd.[1]	15,095,092	143,736
	Esker SA1	473,292	139,559
	Novanta, Inc.[2]	755,395	135,155
	GitLab, Inc., Class A2	2,583,152	133,136
	MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	126,836
	Viavi Solutions, Inc.[1,2]	13,955,454	125,878
	PAR Technology Corp.[1,2,3]	1,520,057	79,165
	PAR Technology Corp.[1,2,5]	838,810	43,685
	Lumine Group, Inc., subordinate voting shares[2]	5,119,253	119,611
	Allegro MicroSystems, Inc.[2]	4,900,432	114,180
	Monday.com, Ltd.[2]	405,134	112,534
	RingCentral, Inc., Class A2	3,347,328	105,876
	Topicus.com, Inc., subordinate voting shares	1,098,339	103,642
	Q2 Holdings, Inc.[2]	1,218,154	97,172
	ULVAC, Inc.	1,814,800	96,954
	Clearwater Analytics Holdings, Inc., Class A2	3,722,454	93,992
	Nova, Ltd.[2]	450,868	93,934
	nCino, Inc.[2]	2,969,556	93,808
	Confluent, Inc., Class A2	4,540,140	92,528
	Power Integrations, Inc.	1,415,644	90,771
	SHIFT, Inc.[1,2]	926,700	88,147
	INFICON Holding AG	57,443	82,855
	Tanla Platforms, Ltd.[1]	7,373,297	79,209
	SUMCO Corp.[3]	6,694,684	72,344
	Nippon System Development Co., Ltd.	3,182,700	70,242
	Disco Corp.	255,900	67,675
	Amano Corp.[3]	2,230,300	67,061
	Tokyo Seimitsu Co., Ltd.[3]	1,258,400	66,446
	LEM Holding SA	40,600	66,087
	MongoDB, Inc., Class A2	240,100	64,911
	VisEra Technologies Co., Ltd.	6,970,606	64,362
	Megaport, Ltd.[1,2]	12,640,254	64,292
	Tri Chemical Laboratories, Inc.[1]	2,580,900	63,038
	Intapp, Inc.[2]	1,306,135	62,472
	Socionext, Inc.[3]	2,947,500	58,648
	Bytes Technology Group PLC	8,301,634	57,291
	CDW Corp.	250,000	56,575
	Rubrik, Inc., Class A2,3	1,750,000	56,263
	Riken Keiki Co., Ltd.[3]	2,076,800	55,683
	Aixtron SE	2,961,591	52,579
	Taiyo Yuden Co., Ltd.[3]	2,569,200	52,491
	VusionGroup[3]	296,689	50,946
	Celestica, Inc.[2]	936,174	47,857
	HPSP Co., Ltd.	2,001,810	47,845
	Hamamatsu Photonics KK3	3,403,000	44,503
	Xiamen Faratronic Co., Ltd., Class A	3,018,102	44,411
	Guidewire Software, Inc.[2]	239,672	43,846
	King Slide Works Co., Ltd.	1,198,358	41,979
	SmartCraft ASA, Class A1,2	13,721,780	41,751
	SentinelOne, Inc., Class A2	1,725,123	41,265
	CCC Intelligent Solutions Holdings, Inc.[2]	3,695,000	40,830
	Riskified, Ltd., Class A2	8,313,598	39,323
	Nordic Semiconductor ASA[2]	3,805,047	38,540
	Okta, Inc., Class A2	500,000	37,170
	Aspen Technology, Inc.[2]	150,829	36,021
	GFT Technologies SE1,3	1,352,818	35,308
	Nemetschek SE	339,710	35,169
	Cognex Corp.	824,523	33,393
	Planisware SAS[2]	1,061,929	32,906
	BlackLine, Inc.[2]	595,000	32,808
	Alphawave IP Group PLC[2,3]	23,364,859	32,628
	Kingboard Laminates Holdings, Ltd.	33,610,526	32,322
	Astera Labs, Inc.[2,3]	600,000	31,434
	Bentley Systems, Inc., Class B	584,744	29,711
	Wolfspeed, Inc.[2,3]	2,996,775	29,069
	Flex, Ltd.[2]	864,808	28,911
	OneStream, Inc., Class A2	842,300	28,554

SMALLCAP World Fund	6

Common stocks (continued)		Shares	Value (000)
Information technology (continued)	Nayax, Ltd.[2]	1,075,000	$27,995
	Yubico AB2	1,100,000	27,114
	Vontier Corp.	800,058	26,994
	Noventiq Holdings PLC (GDR)[1,2,4,7]	17,110,290	26,863
	Noventiq Holdings PLC (GDR)[1,2,4]	16,060	25
	Qorvo, Inc.[2]	257,430	26,593
	A&D HOLON Holdings Co., Ltd.[1]	1,783,900	26,355
	Dock, Ltd.[2,4,5]	4,318,937	25,654
	Net One Systems Co., Ltd.	1,024,300	25,525
	IONOS Group SE2	1,000,000	24,916
	Hirose Electric Co., Ltd.	187,600	23,853
	Crane NXT, Co.	399,211	22,396
	Appier Group, Inc.[2]	1,651,000	20,581
	Mastek, Ltd.	554,776	17,232
	Silvaco Group, Inc.[2]	1,064,500	15,222
	EPAM Systems, Inc.[2]	71,760	14,282
	BE Semiconductor Industries NV	110,177	13,993
	Technoprobe SpA[2]	1,981,193	13,937
	E Ink Holdings, Inc.	1,492,000	13,895
	Accton Technology Corp.	803,000	13,542
	ON Semiconductor Corp.[2]	167,850	12,188
	AAC Technologies Holdings, Inc.	2,629,000	10,820
	Zuken, Inc.	404,300	10,124
	Entegris, Inc.	79,014	8,891
	Basler AG, non-registered shares[2,3]	783,794	7,849
	Endava PLC, Class A (ADR)[2]	268,085	6,847
	Sensirion Holding AG2,3	57,416	4,953
	Patreon, Inc., Class B2,4,5	189,951	2,133
	Yotpo, Ltd.[2,4,5]	2,620,102	2,044
	Foursquare Labs, Inc., Series A2,4,5	1,970,385	1,616
	Tarana Wireless, Inc., Class C2,4	862,071	828

			11,904,482

Financials 13.30%	Ares Management Corp., Class A	4,193,143	653,459
	Essent Group, Ltd.[1]	7,104,853	456,771
	360 ONE WAM, Ltd.[1]	26,693,135	330,578
	Janus Henderson Group PLC	7,935,924	302,121
	Eurobank Ergasias Services and Holdings SA	127,667,856	292,473
	Glacier Bancorp, Inc.[1]	6,064,324	277,140
	RenaissanceRe Holdings, Ltd.	952,200	259,379
	Affirm Holdings, Inc., Class A2	6,281,610	256,415
	National Bank of Greece SA	28,487,135	244,791
	Cholamandalam Investment and Finance Co., Ltd.	11,634,838	223,201
	AU Small Finance Bank, Ltd.	24,955,177	220,803
	VZ Holding AG	1,360,883	217,791
	Wintrust Financial Corp.	1,786,629	193,903
	Lazard, Inc., Class A	3,746,261	188,737
	StepStone Group, Inc., Class A	3,268,760	185,764
	HDFC Asset Management Co., Ltd.	3,582,175	184,152
	Victory Capital Holdings, Inc., Class A	3,203,141	177,454
	Goosehead Insurance, Inc., Class A1,2	1,951,952	174,309
	Canara Bank	120,528,880	160,667
	IIFL Finance, Ltd.[1]	26,561,462	146,965
	Stifel Financial Corp.	1,477,350	138,723
	AUB Group, Ltd.[1]	6,420,148	137,133
	JTC PLC[1]	9,480,722	134,149
	TMX Group, Ltd.	4,018,102	125,940
	Asia Commercial Joint Stock Bank	112,118,905	125,754
	JB Financial Group Co., Ltd.[1]	10,668,503	125,209
	PB Fintech, Ltd.[2]	6,287,115	121,455
	Kinsale Capital Group, Inc.	257,620	119,940
	Steadfast Group, Ltd.	30,134,402	118,610
	SouthState Corp.	1,217,030	118,271
	Aptus Value Housing Finance India, Ltd.[1]	27,453,811	117,137
	Baldwin Insurance Group, Inc. (The), Class A2	2,344,493	116,756
	Nuvama Wealth Management, Ltd.	1,425,295	115,279
	BFF Bank SpA[1]	10,338,357	113,398

7	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Oscar Health, Inc., Class A2	5,246,820	$111,285
	Banco del Bajio, SA	47,049,552	109,965
	Banca Generali SpA	2,328,237	104,411
	NMI Holdings, Inc.[2]	2,468,517	101,678
	OneMain Holdings, Inc.	2,158,256	101,589
	Skyward Specialty Insurance Group, Inc.[1,2]	2,212,423	90,112
	Trupanion, Inc.[2,3]	2,090,480	87,758
	Bridgepoint Group PLC	18,838,770	86,808
	Max Financial Services, Ltd.[2]	5,971,000	84,845
	GMO Payment Gateway, Inc.[3]	1,306,600	80,239
	Tikehau Capital SCA, non-registered shares[3]	2,861,823	76,960
	Antin Infrastructure Partners SA	5,753,967	76,625
	Discovery, Ltd.	7,547,639	75,157
	City Union Bank, Ltd.	36,608,696	71,820
	SiriusPoint, Ltd.[2]	5,000,000	71,700
	Five-Star Business Finance, Ltd.[2]	7,681,836	71,532
	Manappuram Finance, Ltd.	29,493,459	71,091
	Paymentus Holdings, Inc., Class A2	3,416,739	68,403
	Radian Group, Inc.	1,961,287	68,037
	East West Bancorp, Inc.	796,201	65,878
	Fukuoka Financial Group, Inc.	2,500,000	64,159
	Capitec Bank Holdings, Ltd.	360,336	63,571
	Euronext NV	585,333	63,538
	Nova Ljubljanska Banka dd (GDR)	2,365,833	63,146
	Vontobel Holding AG	910,820	59,584
	Artisan Partners Asset Management, Inc., Class A	1,277,000	55,320
	Live Oak Bancshares, Inc.	1,161,176	55,005
	Moelis & Co., Class A	719,000	49,259
	Marqeta, Inc., Class A2	9,728,734	47,865
	Patria Investments, Ltd., Class A	4,281,656	47,826
	Webster Financial Corp.	1,019,513	47,519
	Independent Bank Group, Inc.	802,859	46,293
	Alpha Services and Holdings SA	26,000,000	45,190
	PagSeguro Digital, Ltd., Class A2	5,242,200	45,135
	Boku, Inc.[1,2,5]	20,461,639	44,468
	Hamilton Lane, Inc., Class A	260,801	43,916
	AvidXchange Holdings, Inc.[2]	5,333,181	43,252
	Aavas Financiers, Ltd.[2]	1,964,024	42,640
	Comerica, Inc.	706,621	42,334
	Hilltop Holdings, Inc.	1,300,000	41,808
	Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	41,418
	EFG International AG	3,000,000	40,349
	Regional, SAB de CV, Class A	6,537,372	37,953
	Premium Group Co., Ltd.[1]	2,517,800	37,278
	Marex Group PLC	1,500,000	35,430
	Home First Finance Company India, Ltd.	2,395,000	33,900
	Norion Bank AB2	8,300,000	33,880
	XP, Inc., Class A	1,867,000	33,494
	BSE, Ltd.	739,778	32,516
	Haci Ömer Sabanci Holding AS	11,142,365	31,751
	Optima Bank SA	2,026,588	29,423
	Aditya Birla Capital, Ltd.[2]	10,211,241	28,930
	Pine Labs Pte., Ltd.[2,4,5]	76,998	28,348
	Columbia Banking System, Inc.	1,063,800	27,776
	Funding Circle Holdings PLC[2,3]	14,713,073	27,160
	PT Bank Syariah Indonesia Tbk	109,635,200	21,789
	Qualitas Controladora, SAB de CV3	2,714,764	21,229
	Enstar Group, Ltd.[2]	66,000	21,225
	Linc AB2	2,358,208	20,901
	Selective Insurance Group, Inc.	213,398	19,910
	Redwood Trust, Inc. REIT	2,562,000	19,804
	TWFG, Inc., Class A2	671,838	18,220
	Houlihan Lokey, Inc., Class A	112,959	17,850
	Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	17,725
	Federal Home Loan Mortgage Corp.[2]	10,000,000	11,500

			10,252,107

SMALLCAP World Fund	8

Common stocks (continued)		Shares	Value (000)
Health care 11.56%	Molina Healthcare, Inc.[2]	1,909,686	$658,001
	Max Healthcare Institute, Ltd.	43,037,352	507,313
	Ensign Group, Inc. (The)	2,236,198	321,610
	Vaxcyte, Inc.[2]	2,380,938	272,070
	Bachem Holding AG	2,991,353	252,127
	Insulet Corp.[2]	963,534	224,263
	Centene Corp.[2]	2,825,674	212,717
	Xenon Pharmaceuticals, Inc.[1,2]	5,250,043	206,694
	Haemonetics Corp.[1,2]	2,565,826	206,241
	Structure Therapeutics, Inc. (ADR)[1,2,3]	4,322,500	189,715
	SCHOTT Pharma AG & Co. KGaA, non-registered shares[3]	5,446,791	185,878
	Zealand Pharma AS2	1,484,886	180,280
	Glenmark Pharmaceuticals, Ltd.	8,755,888	175,191
	Denali Therapeutics, Inc.[2]	5,978,373	174,150
	Tandem Diabetes Care, Inc.[1,2]	3,903,528	165,549
	BONESUPPORT Holding AB1,2	5,256,056	158,457
	Masimo Corp.[2]	1,175,334	156,707
	Krystal Biotech, Inc.[2]	811,706	147,755
	DexCom, Inc.[2]	2,167,000	145,276
	Integer Holdings Corp.[2]	1,114,180	144,843
	Ambu AS, Class B, non-registered shares[2]	6,915,954	135,454
	Insmed, Inc.[2]	1,840,814	134,379
	PACS Group, Inc.[2,3]	3,304,904	132,097
	DiaSorin Italia SpA	1,068,058	124,784
	Laurus Labs, Ltd.	22,072,758	122,431
	Ypsomed Holding AG	244,462	119,050
	Penumbra, Inc.[2]	543,274	105,564
	NovoCure, Ltd.[1,2]	6,523,572	101,963
	Aster DM Healthcare, Ltd.	20,479,638	101,379
	Asahi Intecc Co., Ltd.	5,609,600	98,668
	Gubra AS1,2,3	1,254,000	95,887
	CONMED Corp.	1,310,608	94,259
	agilon health, Inc.[1,2,3]	23,572,331	92,639
	Laboratorios Farmaceuticos Rovi, SA non-registered shares	1,157,030	92,274
	Ionis Pharmaceuticals, Inc.[2]	2,163,676	86,677
	Ascendis Pharma AS (ADR)[2]	579,165	86,475
	iRhythm Technologies, Inc.[2]	1,139,759	84,616
	ICON PLC[2]	281,109	80,765
	Doximity, Inc., Class A2	1,714,707	74,710
	Glaukos Corp.[2]	550,322	71,696
	SKAN Group AG	759,385	71,602
	Neuland Laboratories, Ltd.	483,087	71,403
	EBOS Group, Ltd.	3,074,168	70,576
	IDEAYA Biosciences, Inc.[2]	2,197,021	69,602
	LivaNova PLC[2]	1,243,231	65,319
	Encompass Health Corp.	669,983	64,747
	Legend Biotech Corp. (ADR)[2]	1,327,732	64,700
	Exact Sciences Corp.[2]	890,000	60,627
	Phreesia, Inc.[2]	2,593,063	59,096
	Establishment Labs Holdings, Inc.[2,3]	1,342,489	58,089
	Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	55,420
	Rapport Therapeutics, Inc.[1,2,3,8]	1,740,922	35,654
	Rapport Therapeutics, Inc.[1,2]	861,607	17,646
	CRISPR Therapeutics AG2,3	1,129,671	53,072
	Genus PLC	1,930,906	51,888
	Praxis Precision Medicines, Inc.[1,2]	888,059	51,099
	KRKA, dd, Novo mesto	335,262	50,761
	Natera, Inc.[2]	396,421	50,326
	Poly Medicure, Ltd.	1,813,423	50,065
	Vimian Group AB (publ)[2]	10,810,117	49,764
	Zai Lab, Ltd. (ADR)[2,3]	1,835,191	44,301
	XVIVO Perfusion AB2	875,634	44,167
	BridgeBio Pharma, Inc.[2,5]	965,653	24,586
	BridgeBio Pharma, Inc.[2]	744,828	18,963
	Innovent Biologics, Inc.[2]	6,938,500	42,106
	Hapvida Participações e Investimentos SA2	56,457,985	41,455
	Globus Medical, Inc., Class A2	574,500	41,100
	Surgical Science Sweden AB1,2	3,271,097	40,953
	Biotage AB	2,207,932	40,609

9	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Angelalign Technology, Inc.[3]	4,071,200	$39,521
	KalVista Pharmaceuticals, Inc.[1,2,3]	3,374,064	39,072
	SpringWorks Therapeutics, Inc.[2]	1,210,934	38,798
	Alnylam Pharmaceuticals, Inc.[2]	137,700	37,872
	Nakanishi, Inc.	1,879,200	34,847
	Akums Drugs and Pharmaceuticals, Ltd.[2]	3,004,046	29,963
	Akums Drugs and Pharmaceuticals, Ltd.[2,8]	386,584	3,856
	Entero Healthcare Solutions, Ltd.[2]	1,998,543	32,642
	Hypera SA, ordinary nominative shares	6,747,218	32,487
	J. B. Chemicals & Pharmaceuticals, Ltd.	1,376,127	30,867
	Biohaven, Ltd.[2]	578,931	28,929
	Aspen Pharmacare Holdings, Ltd.	2,467,762	27,861
	Guardant Health, Inc.[2]	1,181,259	27,098
	Chemed Corp.	42,000	25,241
	Sana Biotechnology, Inc.[2,3]	5,879,035	24,457
	Siegfried Holding AG	17,908	24,114
	Dr. Lal PathLabs, Ltd.	575,301	22,667
	Immunovant, Inc.[2]	780,367	22,248
	Integra LifeSciences Holdings Corp.[2]	1,178,305	21,410
	Indegene, Ltd.[2]	1,950,486	16,109
	Indegene, Ltd.[2,8]	553,047	4,567
	Allogene Therapeutics, Inc.[2,3]	6,896,552	19,310
	10x Genomics, Inc., Class A2	793,300	17,913
	Medi Assist Healthcare Services, Ltd.	2,059,833	16,197
	Nxera Pharma Co., Ltd.[2,3]	1,841,200	15,827
	Nordhealth AS, Class A2	4,321,521	15,519
	Artiva Biotherapeutics, Inc.[2,3]	770,297	11,901
	Artiva Biotherapeutics, Inc.[2,8]	145,089	2,242
	AS ONE Corp.	687,000	13,888
	ChemoMetec A/S	120,036	7,317
	Nykode Therapeutics ASA[2]	15,050,000	6,546
	Schrodinger, Inc.[2,3]	340,000	6,307
	Neumora Therapeutics, Inc.[2,3]	467,180	6,171
	Pacific Biosciences of California, Inc.[2,3]	3,390,000	5,763
	Cellectis SA (ADR)[2,3]	1,848,804	3,957
	Cellectis SA, non-registered shares[2]	760,997	1,638
	Arrowhead Pharmaceuticals, Inc.[2,3]	255,871	4,956
	Amplifon SpA	145,605	4,186
	Pliant Therapeutics, Inc.[2]	224,997	2,522
	Galapagos NV2	29,502	849
	KRY International AB, Series A2,4,5	19,744	465

			8,908,400

Materials 3.35%	APL Apollo Tubes, Ltd.[1]	15,000,735	283,527
	Lundin Mining Corp.[3]	26,061,980	273,059
	Materion Corp.[1]	1,452,531	162,480
	Ramkrishna Forgings, Ltd.[1]	12,157,946	146,822
	Sandstorm Gold, Ltd.[1]	23,796,155	142,777
	Sumitomo Bakelite Co., Ltd.[1]	5,069,900	142,688
	ATI, Inc.[2]	1,732,552	115,925
	LANXESS AG	3,573,000	113,047
	Nissan Chemical Corp.[3]	3,114,000	111,350
	Knife River Corp.[2]	1,173,414	104,892
	Jindal Steel & Power, Ltd.	7,560,893	93,777
	Tronox Holdings PLC	5,279,720	77,242
	Fujimi, Inc.[1,3]	4,417,500	73,220
	Element Solutions, Inc.	2,631,399	71,469
	H.B. Fuller Co.	866,200	68,759
	SOL SpA	1,690,799	67,253
	Huhtamäki OYJ	1,500,000	58,321
	Cabot Corp.	414,462	46,324
	Resonac Holdings Co., Ltd.[3]	1,658,200	42,743
	MEC Co., Ltd.[1]	1,605,600	41,325
	Asahi Yukizai Corp.[1,3]	1,407,500	40,066
	Kansai Paint Co., Ltd.[3]	1,773,738	31,570
	LINTEC Corp.	1,233,900	28,496
	Major Drilling Group International, Inc.[1,2]	4,480,000	27,726

SMALLCAP World Fund	10

Common stocks (continued)		Shares	Value (000)
Materials (continued)	Anupam Rasayan India, Ltd.	3,104,000	$ 27,293
	Arcadium Lithium PLC[2]	9,277,952	26,442
	Alcoa Corp.	611,995	23,611
	Vinati Organics, Ltd.	943,000	23,502
	Stella-Jones, Inc.	347,317	22,802
	Mayr-Melnhof Karton AG, non-registered shares	226,797	22,423
	NV Bekaert SA	476,866	19,597
	Labrador Iron Ore Royalty Corp.[3]	822,000	19,546
	Gujarat Fluorochemicals, Ltd.	341,246	17,397
	Umicore SA	936,935	12,162

			2,579,633

Consumer staples 3.20%	BBB Foods, Inc., Class A2	8,414,114	252,423
	Emmi AG	214,650	219,531
	Redcare Pharmacy NV, non-registered shares[1,2,3]	1,191,616	172,116
	Kotobuki Spirits Co., Ltd.[1,3]	11,707,200	149,054
	Simply Good Foods Co.[2]	4,268,375	148,411
	Grocery Outlet Holding Corp.[1,2]	7,938,202	139,316
	Royal Unibrew A/S	1,535,385	128,926
	Universal Robina Corp.	56,940,680	105,507
	BJ’s Wholesale Club Holdings, Inc.[2]	1,106,224	91,241
	Varun Beverages, Ltd.	11,803,048	85,540
	Freshpet, Inc.[2]	590,214	80,724
	Performance Food Group Co.[2]	928,000	72,727
	Celsius Holdings, Inc.[2]	1,684,242	52,818
	United Spirits, Ltd.	2,672,208	50,768
	Ocado Group PLC[2]	9,881,291	50,594
	Kobe Bussan Co., Ltd.	1,600,900	50,391
	John B. Sanfilippo & Son, Inc.	496,297	46,806
	Radico Khaitan, Ltd.	1,749,854	42,601
	ODDITY Tech, Ltd., Class A2,3	1,054,343	42,574
	Lion Corp.	3,396,300	38,177
	Humble Group AB1,2	27,459,991	34,618
	Chongqing Brewery Co., Ltd., Class A	3,436,312	34,354
	Raia Drogasil SA, ordinary nominative shares	7,187,050	33,629
	Yamazaki Baking Co., Ltd.	1,661,500	32,976
	Fever-Tree Drinks PLC	2,980,738	32,886
	Honasa Consumer, Ltd.[2]	5,760,028	31,527
	Fresh Del Monte Produce, Inc.	1,028,000	30,367
	Bakkafrost P/F	516,550	29,764
	WK Kellogg Co.	1,675,984	28,676
	AAK AB	819,898	26,898
	Avenue Supermarts, Ltd.[2]	417,313	25,408
	COSMOS Pharmaceutical Corp.	442,400	23,025
	Lotus Bakeries NV	1,605	21,540
	Milbon Co., Ltd.	883,406	19,492
	Century Pacific Food, Inc.	25,901,000	17,586
	PZ Cussons PLC	9,688,258	12,489
	First Pacific Co., Ltd.	18,542,000	10,211

			2,465,691

Communication services 2.39%	JCDecaux SE2	9,364,087	209,682
	CTS Eventim AG & Co. KGaA	1,520,141	157,947
	Indosat Tbk PT	214,444,701	155,081
	Hemnet Group AB	4,089,635	151,022
	Baltic Classifieds Group PLC[1]	29,338,851	119,099
	Lions Gate Entertainment Corp., Class B2	13,948,396	96,523
	Lions Gate Entertainment Corp., Class A2,3	2,825,000	22,120
	Nippon Television Holdings, Inc.	7,072,132	110,883
	Rightmove PLC	10,786,575	89,451
	Nexstar Media Group, Inc.	531,766	87,928
	New York Times Co., Class A	1,500,000	83,505
	Future PLC[1,2]	5,719,347	77,335
	Cogent Communications Holdings, Inc.	981,623	74,525
	Frontier Communications Parent, Inc.[2]	1,376,147	48,894
	HYBE Co., Ltd.	300,000	38,797

11	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Communication	4imprint Group PLC	547,561	$36,557
services	Trustpilot Group PLC[2]	10,480,000	31,743
(continued)	Schibsted ASA, Class A	978,755	31,730
	Kadokawa Corp.	1,355,700	30,228
	Bharti Hexacom, Ltd.	1,598,372	27,497
	Airtel Africa PLC	16,190,342	24,725
	Iridium Communications, Inc.[7]	636,132	19,370
	Ibotta, Inc., Class A2	250,000	15,402
	JYP Entertainment Corp.	388,161	14,986
	JOYY, Inc., Class A (ADR)[2]	412,500	14,949
	Lionsgate Studios Corp.[2]	2,076,844	14,849
	PROTO Corp.	1,309,200	13,574
	YouGov PLC	2,023,873	11,836
	Ubisoft Entertainment SA2	960,048	10,855
	MTN Group, Ltd.	1,458,066	7,751
	PLAYSTUDIOS, Inc., Class A2	4,500,000	6,795
	Nextdoor Holdings, Inc., Class A2	1,315,268	3,262

			1,838,901

Energy	MEG Energy Corp.[1]	14,051,188	263,996
1.90%	Vallourec SA1,2,3	13,141,385	198,929
	Viper Energy, Inc., Class A	3,536,827	159,546
	Cactus, Inc., Class A	1,851,457	110,477
	Transocean, Ltd.[2,3]	23,914,834	101,638
	Weatherford International	1,140,763	96,874
	Noble Corp. PLC, Class A3	2,648,702	95,724
	Borr Drilling, Ltd.[2]	7,195,448	39,503
	Borr Drilling, Ltd. (NOK denominated)	4,820,054	26,504
	New Fortress Energy, Inc., Class A3	5,164,776	46,948
	Vista Energy, SAB de CV, Class A (ADR)[2]	1,013,414	44,773
	Championx Corp.	1,344,115	40,525
	Aegis Logistics, Ltd.	4,056,311	37,034
	Pason Systems, Inc.[3]	3,350,000	33,018
	CNX Resources Corp.[2,3]	1,000,000	32,570
	DT Midstream, Inc.	356,000	28,003
	Savannah Energy PLC[1,2,4]	96,128,672	26,989
	Kosmos Energy, Ltd.[2]	5,976,597	24,086
	Headwater Exploration, Inc.[3]	5,105,000	23,893
	DOF Group ASA[2]	2,761,323	22,991
	Golar LNG, Ltd.	135,879	4,995
	Helmerich & Payne, Inc.	84,800	2,580

			1,461,596

Real estate	Embassy Office Parks REIT[1]	49,946,233	232,579
1.89%	Altus Group, Ltd.[1]	3,537,598	143,576
	Safestore Holdings PLC[1]	11,013,693	132,224
	National Storage Affiliates Trust REIT	1,827,585	88,090
	Corp. Inmobiliaria Vesta, SAB de CV3	23,866,524	64,424
	Phoenix Mills, Ltd. (The)	2,846,232	62,807
	StorageVault Canada, Inc.	16,050,047	61,354
	International Workplace Group PLC	24,424,285	58,262
	Four Corners Property Trust, Inc. REIT	1,807,880	52,989
	Brigade Enterprises, Ltd.	2,986,133	50,477
	ESR-Logos REIT	222,463,669	50,188
	Macrotech Developers, Ltd.	3,328,369	49,011
	K-Fast Holding AB, Class B1,2	18,183,928	46,247
	Charter Hall Group REIT	3,866,313	42,856
	SRE Holdings Corp.[1,2,3]	1,290,828	39,823
	Mindspace Business Parks REIT	9,000,000	38,193
	UMH Properties, Inc. REIT	1,795,769	35,323
	Fastighets AB Balder, Class B2	3,821,000	33,569
	Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	33,521
	Fibra Uno Administración REIT, SA de CV	25,000,000	29,101
	Swedish Logistic Property AB, Class B2	7,939,069	28,607
	Colliers International Group, Inc.	185,633	28,172
	Prisma Properties AB1,2	9,781,818	25,775

SMALLCAP World Fund	12

Common stocks (continued)		Shares	Value (000)
Real estate	CTP NV	1,113,342	$20,336
(continued)	Genova Property Group AB2,3	2,126,731	10,701
	RE/MAX Holdings, Inc., Class A2	179,372	2,233

			1,460,438

Utilities	Talen Energy Corp.[2]	1,129,527	201,327
0.59%	Black Hills Corp.	1,415,228	86,499
	SembCorp Industries, Ltd.	16,633,185	71,510
	ACEN Corp.	645,532,524	62,075
	Neoenergia SA	8,585,745	30,890
	Mytrah Energy, Ltd.[1,2,4]	10,418,000	–	[6]

			452,301

	Total common stocks (cost: $47,915,429,000)		73,306,032

Preferred securities 0.72%
Information	PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	56,798
technology	Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	36,627
0.23%	SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	25,577
	ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	18,973
	Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	14,033
	Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	7,841
	Patreon, Inc., Series Seed, preferred shares[2,4,5]	163,096	1,831
	Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	6,500
	Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	867
	Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	825
	Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	553
	Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	270
	Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	229
	Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	127
	Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	102
	Kandou Holding SA, Series D, preferred shares[2,4,5]	4,400,000	6,204

			177,357

Industrials	Relativity Space, Inc., Series D, preferred shares[2,4,5]	2,143,751	48,599
0.18%	Relativity Space, Inc., Series E, preferred shares[2,4,5]	464,197	10,523
	Zipline International, Inc., Series G, preferred shares[2,4,5]	1,192,000	50,000
	Workrise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	15,486
	Einride AB, Series B, preferred shares[1,2,4,5]	1,334,588	9,649
	Einride AB, Series A, preferred shares[1,2,4,5]	11,990	87
	ABL Space Systems Co., Series B,
	5.00% PIK cumulative preferred shares[2,4,5,9]	777,162	6,354
	ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[2,4,5]	74,599	610

			141,308

Health care	Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	49,946
0.14%	InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	25,846
	KRY International AB, Series E, preferred shares[2,4,5]	114,059	21,160
	ClearNote Health, Inc., Series C,
	5.00% noncumulative preferred shares[1,2,4,5]	1,531,102	10,565

			107,517

Financials	PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4,5]	13,618	47,941
0.11%	Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	21,022
	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares[2,3]	3,000,000	12,270

			81,233

Real estate	QuintoAndar, Ltd., Series E-1, preference shares[2,4,5]	244,733	38,156

0.05%

13	SMALLCAP World Fund

Preferred securities (continued)		Shares	Value (000)
Consumer	StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	$8,260
discretionary	StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	2,131
0.01%	StockX, Inc., Series B, preferred shares[2,4,5]	3,094	115

			10,506

	Total preferred securities (cost: $726,023,000)		556,077

Rights & warrants 0.01%
Industrials	Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/28/2025[2,7]	3,465,100	7,444
0.01%	Momentus, Inc., warrants, expire 5/15/2026[2]	2,225,000	22
	ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[2,4,5]	55,949	–	[6]

			7,466

Utilities	TAE Technologies, Inc., Class 12, warrants, expire 8/27/2031[2,4]	79,440	3,972

0.00%

Information	Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4,5]	1,163,990	–	[6]
technology	Kandou Holding SA, warrants, expire 8/18/2028[2,4,5]	2,257,143	–	[6]
0.00%	Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029[2,4,5]	1	–	[6]

			–	[6]

	Total rights & warrants (cost: $12,733,000)		11,438

Convertible stocks 0.10%
Utilities 0.04%	TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares[4,5]	300,000	30,000
	TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares[4,5]	58,075	2,904

			32,904

Health care 0.03%	Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares[4,5]	16,666,666	20,000

Information technology	Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]	14,888,589	14,293
0.03%	Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4,5]	935,103	898
	Tarana Wireless, Inc., Class 7A, convertible preferred shares[4,5]	935,103	898
	RealSelf, Inc., Series C, convertible preferred shares[1,2,4,5]	3,468,862	3,746

			19,835

	Total convertible stocks (cost: $82,575,000)		72,739

Convertible bonds & notes 0.04%		Principal amount (000)
Information	PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[4,5,9]	USD23,937	26,787

technology
0.04%

Real estate	Genova Property Group AB, convertible notes, 6.75% 3/19/2029[4]	SEK20,000	2,314

0.00%

Health care	ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[1,4,5]	USD2,000	2,000

0.00%	Total convertible bonds & notes (cost: $29,518,000)		31,101

SMALLCAP World Fund	14

Bonds, notes & other debt instruments 0.01%		Principal amount (000)	Value (000)

Corporate bonds, notes & loans 0.01%
Information	Kandou Holding SA, Term Loan, 7.00% 12/31/2024[4,5,10]	USD5,000	$5,000

technology	Total bonds, notes & other debt instruments (cost: $5,000,000)		5,000

0.01%

Short-term securities 5.30%		Shares

Money market investments 4.41%
	Capital Group Central Cash Fund 5.09%[1,11]	33,962,562	3,396,935

Money market investments purchased with collateral from securities on loan 0.89%
	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class 4.84%[11,12]	98,856,847	98,857
	BlackRock Liquidity Funds - FedFund, Institutional Shares 4.83%[11,12]	96,700,000	96,700
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.81%[11,12]	96,700,000	96,700
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[11,12]	96,700,000	96,700
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.78%[11,12]	89,800,000	89,800
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class 4.83%[11,12]	89,800,000	89,800
	Fidelity Investments Money Market Government Portfolio, Class I 4.83%[11,12]	62,200,000	62,200
	Capital Group Central Cash Fund 5.09%[1,11,12]	397,660	39,774
	RBC Funds Trust - U.S. Government Money Market Fund, RBC Institutional Class 1 4.84%[11,12]	20,700,000	20,700

			691,231

	Total short-term securities (cost: $4,087,532,000)		4,088,166

	Total investment securities 101.29% (cost: $52,858,810,000)		78,070,553
	Other assets less liabilities (1.29)%		(993,512)

	Net assets 100.00%		$77,077,041

Investments in affiliates[1]

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)

Common stocks 28.37%

Industrials 7.79%

Comfort Systems USA, Inc.	$388,358	$–	$142,612	$91,786	$367,061	$704,593	$2,329

Diploma PLC	391,737	4,038	3,427	(485)	245,488	637,351	7,799

Saia, Inc.[2]	790,357	–	285,233	154,549	(64,286)	595,387	–

AZEK Co., Inc. (The), Class A2	270,308	29,617	38,622	19,971	140,713	421,987	–

Interpump Group SpA	362,114	28,894	17,447	(4,333)	10,417	379,645	2,782

CSW Industrials, Inc.	61,451	187,256	26,121	3,656	142,988	369,230	467

Kadant, Inc.	137,989	98,895	–	–	80,674	317,558	933

CBIZ, Inc.[2]	–	275,178	–	–	(5,414)	269,764	–

ICF International, Inc.	118,210	56,940	–	–	57,974	233,124	777

Munters Group AB	76,651	89,754	10,114	5,991	62,256	224,538	1,042

Hensoldt AG3	139,317	150,636	90,229	(12,297)	21,683	209,110	3,335

Enerpac Tool Group Corp., Class A	111,764	3,807	–	–	66,541	182,112	169

Visional, Inc.[2]	157,084	–	2,795	(251)	16,625	170,663	–

Carel Industries SpA[3]	142,928	67,824	37,904	(11,788)	523	161,583	1,550

Japan Elevator Service Holdings Co., Ltd.	93,511	22,770	11,619	(369)	47,787	152,080	1,177

Volution Group PLC	68,931	937	–	–	59,875	129,743	1,636

15	SMALLCAP World Fund

Investments in affiliates[1] (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)

Harmonic Drive Systems, Inc.[3]	$129,347	$26,364	$47,199	$(20,332)	$38,052	$126,232	$756

DO & CO AG, non-registered shares[2]	85,526	–	–	–	32,161	117,687	–

Wizz Air Holdings PLC[2]	169,301	22,600	34,093	(58,090)	17,107	116,825	–

VSE Corp.	–	100,093	–	–	14,422	114,515	234

Montana Aerospace AG2	41,774	778	–	–	39,630	82,182	–

Instalco AB	56,884	18,322	25,208	2,197	18,958	71,153	1,216

Johns Lyng Group, Ltd.	87,549	5,665	–	–	(35,794)	57,420	1,347

Judges Scientific PLC	27,407	17,461	–	–	7,273	52,141	432

CECO Environmental Corp.[2]	–	48,700	–	–	900	49,600	–

Green Landscaping Group AB2	12,210	10,556	–	–	4,185	26,951	–

Karnell Group AB2	–	16,662	–	–	146	16,808	–

Fasadgruppen Group AB	20,911	–	8,531	(4,665)	2,421	10,136	304

Einride AB2,4,5	14,502	–	–	–	(11,333)	3,169	–

Alfen NV13	42,858	14,919	22,273	(5,217)	(30,287)	–	–

Arcosa, Inc.[14]	212,365	18,206	93,957	40,977	14,960	–	531

ATS Corp.[2,14]	312,874	42,128	166,940	(52,045)	(59,804)	–	–

BayCurrent, Inc.[14,15]	239,295	27,684	164,900	53,333	(110,666)	–	806

Daiseki Co., Ltd.[13]	79,732	11,845	73,705	(28,510)	10,638	–	731

dip Corp.[13]	82,216	–	57,389	(23,435)	(1,392)	–	435

Enpro, Inc.[14,15]	165,188	–	70,499	20,200	31,636	–	1,366

Marlowe PLC[13]	49,092	–	40,065	(29,995)	20,968	–	13,697

MYR Group, Inc.[2,14]	–	156,814	120,437	(27,163)	(1,695)	–	–

NORMA Group SE, non-registered shares[14]	46,393	849	15,908	(10,573)	5,540	–	1,246

Norva24 Group AB2,14	16,410	2,136	3,606	(1,388)	11,239	–	–

Stericycle, Inc.[2,14]	188,829	89,142	335,639	57,482	26,416	–	–

Titagarh Rail Systems, Ltd.[14]	69,102	38,965	138,726	72,605	(17,239)	–	16

						6,003,287

Consumer discretionary 6.28%

TopBuild Corp.[2]	607,624	–	90,591	45,132	318,727	880,892	–

CAVA Group, Inc.[2]	137,794	140,614	211,497	145,240	506,492	718,643	–

Tube Investments of India, Ltd.	418,011	–	51,534	34,886	141,615	542,978	470

Boot Barn Holdings, Inc.[2]	145,103	77,812	60,260	22,058	159,928	344,641	–

Wyndham Hotels & Resorts, Inc.	241,027	64,194	18,437	1,648	32,586	321,018	5,638

Cavco Industries, Inc.[2]	156,421	19,843	–	–	96,924	273,188	–

Lottomatica Group SpA	97,115	79,031	–	–	41,504	217,650	3,854

YETI Holdings, Inc.[2]	334,582	7,182	67,016	(43,371)	(16,471)	214,906	–

Melco Resorts & Entertainment, Ltd. (ADR)[2,3]	205,242	147,693	76,658	(64,463)	(11,586)	200,228	–

Pets at Home Group PLC	137,997	13,112	13,101	(8,953)	10,962	140,017	5,903

Watches of Switzerland Group PLC[2]	124,322	11,500	15,716	(30,118)	23,749	113,737	–

Domino’s Pizza Group PLC	120,592	–	–	–	(14,846)	105,746	3,576

DPC Dash, Ltd.[2,3]	81,980	3,462	–	–	19,442	104,884	–

Rusta AB	–	57,891	–	–	36,890	94,781	1,372

Genda, Inc.[2,3]	23,584	19,149	–	–	37,612	80,345	–

Jack in the Box, Inc.[3]	110,952	–	–	–	(36,181)	74,771	2,828

Shoei Co., Ltd.[3]	65,655	–	–	–	1,195	66,850	1,586

Malibu Boats, Inc., Class A2	80,834	–	1,001	(746)	(16,101)	62,986	–

Aditya Vision, Ltd.	–	43,598	–	–	17,265	60,863	173

Beazer Homes USA, Inc.[2,3]	41,346	–	–	–	15,370	56,716	–

Auction Technology Group PLC[2]	76,877	–	–	–	(22,289)	54,588	–

tonies SE, Class A2	–	42,875	–	–	6,103	48,978	–

SMALLCAP World Fund	16

Investments in affiliates[1] (continued)

	Value at 10/1/2023 (000)		Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)		Dividend or interest income (000)

Dine Brands Global, Inc.[3]	$–		$30,806	$–	$–	$(4,289)	$26,517		$612

Traeger, Inc.[2]	16,912		713	–	–	6,294	23,919		–

Victoria PLC[2]	58,453		–	7,564	(33,495)	(6,969)	10,425		–

BNN Technology PLC[2,4]	–	[6]	–	–	–	– [6]	–	[6]	–

AcadeMedia AB13	25,156		–	28,184	665	2,363	–		577

Ermenegildo Zegna NV3,14	53,718		132,228	13,017	(10,381)	(41,184)	–		1,759

Golden Entertainment, Inc.[13]	77,051		–	68,456	(36,043)	27,448	–		668

Jiumaojiu International Holdings, Ltd.[13]	81,217		10,517	26,881	(53,535)	(11,318)	–		1,390

MakeMyTrip, Ltd.[2,14]	180,951		–	102,190	53,302	149,536	–		–

MasterCraft Boat Holdings, Inc.[2,14]	21,666		–	5,853	(3,275)	(226)	–		–

Musti Group OYJ[13]	45,510		–	68,248	33,505	(10,767)	–		–

Snow Peak, Inc.[13]	21,058		–	17,864	(39,147)	35,953	–		–

WH Smith PLC[13]	150,890		–	140,203	(26,195)	15,508	–		1,112

							4,840,267

Information technology 5.91%

Insight Enterprises, Inc.[2,3]	119,948		318,201	–	–	123,343	561,492		–

eMemory Technology, Inc.	334,789		53,828	7,702	4,060	115,390	500,365		3,219

Kokusai Electric Corp.[3]	–		298,441	37,830	787	151,106	412,504		3,348

Impinj, Inc.[2]	30,066		113,362	–	–	203,051	346,479		–

Maruwa Co., Ltd.	155,017		–	5,026	2,105	131,711	283,807		595

Softcat PLC	154,074		95,229	13,098	(2,717)	35,621	269,109		4,447

Global Unichip Corp.	283,935		8,210	–	–	(50,754)	241,391		2,930

Dexerials Corp.[3]	127,286		–	–	–	92,461	219,747		5,000

Kulicke and Soffa Industries, Inc.	228,531		–	–	–	(16,448)	212,083		3,760

ALTEN SA, non-registered shares	242,196		87,624	80,032	(22,401)	(15,409)	211,978		3,416

Money Forward, Inc.[2]	113,730		29,454	–	–	34,801	177,985		–

Vitec Software Group AB, Class B	129,028		20,839	–	–	14,687	164,554		741

SINBON Electronics Co., Ltd.	101,676		53,611	11,435	912	(1,028)	143,736		4,485

Esker SA	–		98,259	–	–	41,300	139,559		231

Viavi Solutions, Inc.[2]	62,426		139,330	51,157	(29,968)	5,247	125,878		–

PAR Technology Corp.[2,3]	70,916		–	14,261	(8,070)	30,580	79,165		–

PAR Technology Corp.[2,5]	–		32,420	–	–	11,265	43,685		–

SHIFT, Inc.[2]	130,590		170,100	74,496	(91,974)	(46,073)	88,147		–

Tanla Platforms, Ltd.	114,798		–	21,107	1,161	(15,643)	79,209		1,244

Megaport, Ltd.[2]	70,009		22,548	–	–	(28,265)	64,292		–

Tri Chemical Laboratories, Inc.	53,455		–	–	–	9,583	63,038		525

SmartCraft ASA, Class A2	27,278		–	–	–	14,473	41,751		–

GFT Technologies SE3	30,780		7,154	–	–	(2,626)	35,308		724

Noventiq Holdings PLC (GDR)[2,4,7]	34,599		–	–	–	(7,736)	26,863		–

Noventiq Holdings PLC (GDR)[2,4]	32		–	–	–	(7)	25		–

A&D HOLON Holdings Co., Ltd.	–		32,745	–	–	(6,390)	26,355		281

Applied Digital Corp.[13]	7,624		28,696	32,090	(4,177)	(53)	–		–

Bytes Technology Group PLC[14]	96,273		15,256	61,196	(5,831)	12,789	–		2,307

Keywords Studios PLC[13]	119,168		6,848	190,841	(12,488)	77,313	–		152

Lumine Group, Inc., subordinate voting shares[2,14]	50,520		23,220	–	–	45,871	–		–

Mastek, Ltd.[14]	70,773		–	62,757	15,257	(6,041)	–		286

Nordic Semiconductor ASA[2,14]	152,246		3,786	118,750	(55,291)	56,549	–		–

Rogers Corp.[13]	167,737		3,467	151,841	(43,129)	23,766	–		–

Semtech Corp.[2,14]	97,867		32,782	48,378	13,506	56,393	–		–

17	SMALLCAP World Fund

Investments in affiliates[1] (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)

Smartsheet, Inc., Class A2,14	$288,745	$–	$168,396		$19,870	$29,360	$–	$–

Socionext, Inc.[3,14]	200,355	40,390	198,836		77,138	(60,399)	–	1,898

							4,558,505

Financials 2.86%

Essent Group, Ltd.	406,924	–	80,037		12,083	117,801	456,771	8,259

360 ONE WAM, Ltd.	172,411	13,287	37,828		17,955	164,753	330,578	4,913

Glacier Bancorp, Inc.	47,526	203,162	13,265		(3,250)	42,967	277,140	3,554

Goosehead Insurance, Inc., Class A2	142,235	3,232	–		–	28,842	174,309	–

IIFL Finance, Ltd.	199,491	44,552	62,355		4,071	(38,794)	146,965	1,324

AUB Group, Ltd.	110,199	9,687	–		–	17,247	137,133	3,333

JTC PLC	–	118,487	–		–	15,662	134,149	831

JB Financial Group Co., Ltd.	71,375	10,238	–		–	43,596	125,209	6,854

Aptus Value Housing Finance India, Ltd.	43,342	78,231	13,606		(2,822)	11,992	117,137	1,367

BFF Bank SpA	101,268	2,071	–		–	10,059	113,398	5,959

Skyward Specialty Insurance Group, Inc.[2]	–	74,183	–		–	15,929	90,112	–

Boku, Inc.[2,5]	36,407	–	–		–	8,061	44,468	–

Premium Group Co., Ltd.	13,733	14,496	–		–	9,049	37,278	582

Hellenic Exchanges - Athens Stock Exchange SA	17,700	–	–		–	25	17,725	941

Janus Henderson Group PLC[14]	211,706	2,552	13,205		3,486	97,582	–	12,887

Trupanion, Inc.[2,3,14]	92,981	2,681	34,752		(84,698)	111,546	–	–

							2,202,372

Health care 1.82%

Xenon Pharmaceuticals, Inc.[2]	161,278	18,025	–		–	27,391	206,694	–

Haemonetics Corp.[2]	275,097	20,996	57,206		4,649	(37,295)	206,241	–

Structure Therapeutics, Inc. (ADR)[2,3]	21,461	206,422	23,585		(10,788)	(3,795)	189,715	–

Tandem Diabetes Care, Inc.[2]	99,362	3,432	31,804		(47,969)	142,528	165,549	–

BONESUPPORT Holding AB2	60,470	1,122	–		–	96,865	158,457	–

NovoCure, Ltd.[2]	55,449	75,829	14,356		(26,089)	11,130	101,963	–

Gubra AS2,3	–	53,119	–		–	42,768	95,887	–

agilon health, Inc.[2,3]	232,910	116,280	29,855		(17,835)	(208,861)	92,639	–

Rapport Therapeutics, Inc.[2,3,8]	–	25,000	–	[6]	– [6]	10,654	35,654	–

Rapport Therapeutics, Inc.[2]	–	14,647	–		–	2,999	17,646	–

Praxis Precision Medicines, Inc.[2]	–	49,167	–		–	1,932	51,099	–

Surgical Science Sweden AB2	44,990	–	–	[6]	(1)	(4,036)	40,953	–

KalVista Pharmaceuticals, Inc.[2,3]	–	37,522	–		–	1,550	39,072	–

Amvis Holdings, Inc.[13]	113,761	4,816	104,550		(1,610)	(12,417)	–	–

Bangkok Chain Hospital PCL[13]	33,841	39,144	58,814		(13,812)	(359)	–	949

CONMED Corp.[14]	220,960	45,358	119,090		(34,521)	(18,448)	–	1,390

Integra LifeSciences Holdings Corp.[2,14]	104,993	99,281	99,419		(73,770)	(9,675)	–	–

Jeisys Medical, Inc.[13]	50,581	3,457	56,861		20,264	(17,441)	–	–

Max Healthcare Institute, Ltd.[14]	338,657	–	62,007		30,894	199,769	–	769

Netcare, Ltd.[13]	52,520	–	49,121		(17,362)	13,963	–	909

Nordhealth AS, Class A2,14	11,907	–	2,420		(1,472)	7,504	–	–

Ocumension Therapeutics[13]	35,083	–	31,162		(96,854)	92,933	–	–

Precision BioSciences, Inc.[13]	2,292	–	2,655		(59,459)	59,822	–	–

Revance Therapeutics, Inc.[13]	77,197	4,086	48,408		(92,014)	59,139	–	–

Silk Road Medical, Inc.[13]	44,471	2,420	83,623		(52,115)	88,847	–	–

Ventyx Biosciences, Inc.[13]	94,738	23,613	13,032		(96,963)	(8,356)	–	–

Zentalis Pharmaceuticals, Inc.[13]	76,444	–	24,275		(67,377)	15,208	–	–

							1,401,569

SMALLCAP World Fund	18

Investments in affiliates[1] (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)		Dividend or interest income (000)

Materials 1.38%

APL Apollo Tubes, Ltd.	$336,340	$5,064	$47,790	$10,558	$(20,645)	$283,527		$985

Materion Corp.	124,589	27,962	1,567	574	10,922	162,480		679

Ramkrishna Forgings, Ltd.	–	113,882	–	–	32,940	146,822		78

Sandstorm Gold, Ltd.	65,147	54,605	–	–	23,025	142,777		965

Sumitomo Bakelite Co., Ltd.	5,690	116,511	8,458	1,644	27,301	142,688		2,836

Fujimi, Inc.[3]	101,615	6,358	14,491	(4,630)	(15,632)	73,220		2,408

MEC Co., Ltd.	39,715	–	–	–	1,610	41,325		483

Asahi Yukizai Corp.[3]	–	44,338	–	–	(4,272)	40,066		682

Major Drilling Group International, Inc.[2]	–	28,769	–	–	(1,043)	27,726		–

Aluflexpack AG13	17,164	–	21,359	(14,971)	19,166	–		–

LANXESS AG14	175,761	6,621	95,133	(116,674)	142,472	–		438

Re:NewCell AB13	16,715	–	2,475	(23,346)	9,106	–		–

Zeon Corp.[13]	161,880	13,391	147,626	(22,182)	(5,463)	–		1,803

						1,060,631

Consumer staples 0.64%

Redcare Pharmacy NV, non-registered shares[2,3]	90,906	47,809	–	–	33,401	172,116		–

Kotobuki Spirits Co., Ltd.[3]	44,352	115,054	–	–	(10,352)	149,054		1,155

Grocery Outlet Holding Corp.[2]	161,386	96,275	33,424	(6,337)	(78,584)	139,316		–

Humble Group AB2	18,613	12,069	4,752	(9,987)	18,675	34,618		–

Emmi AG14	299,833	–	102,275	45,994	(24,021)	–		5,396

Simply Good Foods Co.[2,14]	203,594	–	52,640	9,182	(11,725)	–		–

						495,104

Communication services 0.25%

Baltic Classifieds Group PLC	–	88,996	–	–	30,103	119,099		679

Future PLC[2]	–	49,832	–	–	27,503	77,335		–

Hemnet Group AB14	101,562	4,931	52,152	19,458	77,223	–		614

S4 Capital PLC[13]	35,999	–	25,739	(24,865)	14,605	–		–

						196,434

Energy 0.64%

MEG Energy Corp.	257,530	30,301	13,268	305	(10,872)	263,996		1,034

Vallourec SA2,3	158,894	991	–	–	39,044	198,929		–

Savannah Energy PLC[2,4]	27,715	–	–	–	(726)	26,989		–

Diamond Offshore Drilling, Inc.[13]	37,644	79,129	121,909	2,849	2,287	–		–

						489,914

Real estate 0.80%

Embassy Office Parks REIT	97,937	89,770	–	–	44,872	232,579		10,878

Altus Group, Ltd.	127,050	72	5,416	(147)	22,017	143,576		1,619

Safestore Holdings PLC	72,780	27,922	–	–	31,522	132,224		4,086

K-Fast Holding AB, Class B2	19,762	4,463	–	–	22,022	46,247		–

SRE Holdings Corp.[2,3]	25,409	–	–	–	14,414	39,823		–

Prisma Properties AB2	–	25,669	–	–	106	25,775		–

JHSF Participações SA13	45,902	–	37,192	(22,002)	13,292	–		1,474

						620,224

Utilities 0.00%

Mytrah Energy, Ltd.[2,4]	127	–	–	–	(127)	–	[6]	–

Total common stocks						21,868,307

19	SMALLCAP World Fund

Investments in affiliates[1] (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)

Preferred securities 0.07%

Information technology 0.05%

Skyryse, Inc., Series B, preferred shares[2,4,5]	$36,627	$–	$–		$–	$–	$36,627	$–

Industrials 0.01%

Einride AB, Series B, preferred shares[2,4,5]	44,160	–	–		–	(34,511)	9,649	–
Einride AB, Series A, preferred shares[2,4,5]	397	–	–		–	(310)	87	–

							9,736

Health care 0.01%

ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[2,4,5]	11,330	–	–		–	(765)	10,565	–

Rapport Therapeutics, Inc., Series B, 8.00% noncumulative preferred shares[13]	21,000	4,000	25,000		–	–	–	–

							10,565

Financials 0.00%

PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4,5,14]	35,920	–	–		–	12,021	–	–

Total preferred securities							56,928

Convertible stocks 0.01%

Information technology 0.01%

RealSelf, Inc., Series C, convertible preferred shares[2,4,5]	9,921	–	–		–	(6,175)	3,746	–

Convertible bonds & notes 0.00%

Health care 0.00%

ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[4,5]	2,000	–	–		–	–	2,000	160

Short-term securities 4.46%

Money market investments 4.41%

Capital Group Central Cash Fund 5.09%[11]	5,128,740	5,889,585	7,622,718		846	482	3,396,935	185,136

Money market investments purchased with collateral from securities on loan 0.05%

Capital Group Central Cash Fund 5.09%[11,12]	59,944		20,170	[16]			39,774	–	[17]

Total short-term securities							3,436,709

Total 32.91%					$(783,835)	$5,505,918	$25,367,690	$396,629

Restricted securities[5]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Relativity Space, Inc., Series D, preferred shares[2,4]	11/20/2020	$32,000	$48,599	.06%
Relativity Space, Inc., Series E, preferred shares[2,4]	5/27/2021	10,600	10,523	.02
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	35,000	56,798	.07
Zipline International, Inc., Series G, preferred shares[2,4]	6/7/2024	50,000	50,000	.07
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000	49,946	.06
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710	28,348	.03
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,290	21,022	.03
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4]	1/28/2021	48,694	47,941	.06
Boku, Inc.[1,2]	2/1/2021-9/21/2021	48,584	44,468	.06
PAR Technology Corp.[1,2]	3/8/2024	32,420	43,685	.06
QuintoAndar, Ltd., Series E-1, preference shares[2,4]	12/20/2021	50,000	38,156	.05
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700	36,627	.05

SMALLCAP World Fund	20

Restricted securities[5] (continued)

	Acquisition date(s)	Cost (000)		Value (000)		Percent of net assets

TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares[4]	8/27/2024	$26,492		$30,000		.04%

TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares[4]	8/21/2024	2,904		2,904		.00	[18]

PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[4,9]	5/29/2024-9/16/2024	25,564		26,787		.03

InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,684		25,846		.03

Dock, Ltd.[2,4]	10/19/2020	26,000		25,654		.03

SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000		25,577		.03

BridgeBio Pharma, Inc.[2]	9/25/2023	26,333		24,586		.03

KRY International AB, Series E, preferred shares[2,4]	5/13/2021	51,891		21,160		.03

KRY International AB, Series A2,4	5/13/2021	8,533		465		.00	[18]

Candid Therapeutics, Inc., Class B,

noncumulative convertible preferred shares[4]	8/27/2024	20,000		20,000		.03

ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506		18,973		.02

StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000		8,260		.01

StockX, Inc.[2,4]	4/5/2021	14,682		6,014		.01

StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	5,203		2,131		.00	[18]

StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	281		115		.00	[18]

Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179		14,293		.02

Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4]	6/27/2023	1,000		898		.00	[18]

Tarana Wireless, Inc., Class 7A, convertible preferred shares[4]	4/4/2024	1,000		898		.00	[18]

Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029[2,4]	4/4/2024	–	[6]	–	[6]	.00	[18]

Workrise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000		15,486		.02

Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,483		14,033		.02

Einride AB, Series B, preferred shares[1,2,4]	3/23/2021-5/6/2021	18,753		9,649		.01

Einride AB1,2,4	7/16/2021-2/1/2023	10,542		3,169		.01

Einride AB, Series A, preferred shares[1,2,4]	10/11/2021	311		87		.00	[18]

ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4]	4/26/2021	15,102		10,565		.02

ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[1,4]	12/1/2022	2,000		2,000		.00	[18]

Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944		7,841		.01

Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255		2,133		.01

Patreon, Inc., Series Seed, preferred shares[2,4]	9/16/2020	2,790		1,831		.00	[18]

Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329		6,500		.01

Yotpo, Ltd.[2,4]	3/16/2021	5,475		2,044		.01

Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322		867		.00	[18]

Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,210		825		.00	[18]

Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483		553		.00	[18]

Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	723		270		.00	[18]

Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613		229		.00	[18]

Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	342		127		.00	[18]

Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273		102		.00	[18]

Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021-8/18/2023	30,800		6,204		.01

Kandou Holding SA, Term Loan, 7.00% 12/31/2024[4,10]	8/20/2024	5,000		5,000		.00	[18]

Kandou Holding SA, warrants, expire 8/18/2028[2,4]	8/18/2023	–	[6]	–	[6]	.00	[18]

ABL Space Systems Co., Series B, 5.00% PIK cumulative preferred shares[2,4,9]	3/24/2021	35,000		6,354		.01

ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[2,4]	12/14/2023	2,439		610		.00	[18]

ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[2,4]	12/14/2023	–	[6]	–	[6]	.00	[18]

21	SMALLCAP World Fund

Restricted securities[5] (continued)

	Acquisition date(s)	Cost (000)		Value (000)		Percent of net assets

RealSelf, Inc., Series C, convertible preferred shares[1,2,4]	4/18/2018	$19,000		$3,746		.01%

Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000		1,616		.00	[18]

Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4]	8/22/2014	–	[6]	–	[6]	.00	[18]

Total		$1,052,439		$832,515		1.08%

[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $1,560,463,000, which represented 2.02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Value determined using significant unobservable inputs.
[5]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $832,515,000, which represented 1.08% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,677,000, which represented .07% of the net assets of the fund.

[8]

Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $46,319,000, which represented 0.06% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,000,000, which represented .01% of the net assets of the fund.

[11]	Rate represents the seven-day yield at 9/30/2024.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Affiliated issuer during the reporting period but no longer held at 9/30/2024.
[14]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2024. Refer to the investment portfolio for the security value at 9/30/2024.
[15]	This security changed its name during the reporting period.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[18]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts	GDR = Global Depositary Receipts	REIT = Real Estate Investment Trust
CAD = Canadian dollars	NOK = Norwegian kroner	SEK = Swedish kronor
CDI = CREST Depository Interest	PIK = Payment In Kind	USD = U.S. dollars

Refer to the notes to financial statements.

SMALLCAP World Fund	22

Financial statements

Statement of assets and liabilities at September 30, 2024

(dollars in thousands)

Assets:
Investment securities, at value (includes $1,560,463 of investment securities on loan):
Unaffiliated issuers (cost: $34,767,354)	$52,702,863
Affiliated issuers (cost: $18,091,456)	25,367,690	$78,070,553

Cash		43,325
Cash denominated in currencies other than U.S. dollars (cost: $11,727)		11,734
Receivables for:
Sales of investments	116,992
Sales of fund’s shares	50,053
Dividends and interest	95,650
Securities lending income	1,510
Other	1,777	265,982

		78,391,594

Liabilities:
Collateral for securities on loan		691,231
Payables for:
Purchases of investments	121,999
Repurchases of fund’s shares	43,197
Investment advisory services	37,168
Services provided by related parties	10,483
Directors’ deferred compensation	5,428
Non-U.S. taxes	399,927
Other	5,120	623,322

Net assets at September 30, 2024		$77,077,041

Net assets consist of:
Capital paid in on shares of capital stock		$53,381,931
Total distributable earnings (accumulated loss)		23,695,110

Net assets at September 30, 2024		$77,077,041

Refer to the notes to financial statements.

23	SMALLCAP World Fund

Financial statements (continued)

Statement of assets and liabilities at September 30, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock – 2,000,000 shares, $.01 par value (1,070,464 total shares outstanding)
	Net assets	Shares outstanding		Net asset value per share
Class A	$28,639,375	404,381		$70.82
Class C	339,690	5,936		57.23
Class T	14	–	*	71.92
Class F-1	449,308	6,451		69.65
Class F-2	10,265,922	140,573		73.03
Class F-3	6,511,789	89,723		72.58
Class 529-A	1,646,749	23,646		69.64
Class 529-C	33,282	569		58.47
Class 529-E	53,249	803		66.32
Class 529-T	19	–	*	71.69
Class 529-F-1	11	–	*	71.53
Class 529-F-2	277,689	3,900		71.21
Class 529-F-3	54	1		71.32
Class R-1	40,062	673		59.51
Class R-2	462,134	7,742		59.69
Class R-2E	36,379	534		68.16
Class R-3	684,839	10,383		65.96
Class R-4	616,720	8,784		70.21
Class R-5E	205,481	2,866		71.69
Class R-5	295,614	3,965		74.56
Class R-6	26,518,661	359,534		73.76

*Amount less than one thousand.

Refer to the notes to financial statements.

SMALLCAP World Fund	24

Financial statements (continued)

Statement of operations for the year ended September 30, 2024

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $63,214; also includes $396,469 from affiliates)	$968,751
Securities lending income (net of fees)	14,545
Interest (net of non-U.S. taxes of $3; also includes $160 from affiliates)	2,336	$985,632

Fees and expenses*:
Investment advisory services	427,875
Distribution services	85,080
Transfer agent services	55,300
Administrative services	21,226
529 plan services	1,087
Reports to shareholders	2,304
Registration statement and prospectus	1,125
Directors’ compensation	1,332
Auditing and legal	575
Custodian	7,674
State and local taxes	1
Other	1,062	604,641

Net investment income		380,991

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $74,313):
Unaffiliated issuers	1,029,038
Affiliated issuers	(783,835)
Currency transactions	(3,467)	241,736

Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $396,293):
Unaffiliated issuers	7,413,280
Affiliated issuers	5,505,918
Currency translations	2,597	12,921,795

Net realized gain (loss) and unrealized appreciation (depreciation)		13,163,531

Net increase (decrease) in net assets resulting from operations		$13,544,522

*Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended September 30,
	2024	2023
Operations:
Net investment income	$380,991	$377,177
Net realized gain (loss)	241,736	(395,999)
Net unrealized appreciation (depreciation)	12,921,795	7,498,690

Net increase (decrease) in net assets resulting from operations	13,544,522	7,479,868

Distributions paid to shareholders	(570,870)	(90,904)

Net capital share transactions	415,170	719,111

Total increase (decrease) in net assets	13,388,822	8,108,075

Net assets:
Beginning of year	63,688,219	55,580,144

End of year	$77,077,041	$63,688,219

Refer to the notes to financial statements.

25	SMALLCAP World Fund

Notes to financial statements

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature

Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None

Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years

Class 529-E	None	None	None

Classes T and 529-T*	Up to 2.50%	None	None

Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None

Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

   *Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

SMALLCAP World Fund	26

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

27	SMALLCAP World Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):

SMALLCAP World Fund	28

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Industrials	$ 9,169,945	$ 8,354,506	$ 3,169		$17,527,620
Consumer discretionary	10,147,616	4,301,233	6,014		14,454,863
Information technology	5,853,042	5,992,277	59,163		11,904,482
Financials	5,492,828	4,730,931	28,348		10,252,107
Health care	5,570,467	3,337,468	465		8,908,400
Materials	1,183,054	1,396,579	–		2,579,633
Consumer staples	1,019,712	1,445,979	–		2,465,691
Communication services	488,122	1,350,779	–		1,838,901
Energy	1,149,149	285,458	26,989		1,461,596
Real estate	538,783	921,655	–		1,460,438
Utilities	318,716	133,585	–	[1]	452,301
Preferred securities	12,270	–	543,807		556,077
Rights & warrants	22	7,444	3,972		11,438
Convertible stocks	–	–	72,739		72,739
Convertible bonds & notes	–	–	31,101		31,101
Bonds, notes & other debt instruments	–	–	5,000		5,000
Short-term securities	4,088,166	–	–		4,088,166

Total	$45,031,892	$32,257,894	$780,767		$78,070,553

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended September 30, 2024 (dollars in thousands):

	Beginning value at 10/1/2023	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 9/30/2024
Investment securities	$788,048	$–	$142,873	$(62,000)	$(9,000)	$(79,154)	$–	$780,767

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2024								$(89,678)

[1]	Amount less than one thousand
[2]

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The table on the following page provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

29	SMALLCAP World Fund

	Value at 9/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	*	Impact to valuation from an increase in input†
			EV/Gross Profit multiple	17.6x	17.6x		Increase
			EV/EBITDA multiple	9.5x	9.5x		Increase
			Discount to EV/EBITDA multiple	25%	25%		Decrease
			EV/Sales multiple	2.2x - 6.9x	4.5x		Increase
		Market comparables	Net adjustment (decrease) based
			on movement of market	10% - 52%	42%		Decrease
			comparables
			DLOM	9% - 16%	10%		Decrease
Common stocks	$124,148		Risk discount	10%	10%		Decrease
		Market approach	Transaction price	Not applicable	Not applicable		Not applicable
			Discount to last trade price	20%	20%		Decrease
		Estimated recovery value	Discount for uncertainty	10%	10%		Decrease
			Expected proceeds	Not applicable	Not applicable		Not applicable
			Transaction price	Not applicable	Not applicable		Not applicable
			Discount to transaction price	79%	79%		Decrease
			De minimis	Not applicable	Not applicable		Not applicable
		Transaction	Transaction price	Not applicable	Not applicable		Not applicable
			Discount to transaction price	10% - 30%	14%		Decrease
		Discounted cash flow	WACC	9% - 18%	13%		Decrease
			Risk discount	10% - 95%	44%		Decrease
			Weight ascribed to discounted	50%	50%		Not applicable
			cash flow
			EV/Sales multiple	2.8x - 20.2x	8.1x		Increase
			EV/Gross Profit multiple	14.3x - 17.6x	16.3x		Increase
			Price/Sales multiple	8.3x	8.3x		Increase
			Net adjustment (decrease) based
			on movement of market	8% - 59%	40%		Decrease
			comparables
Preferred securities	$543,807		Net adjustment (increase) based
		Market comparables	on movement of market	9% - 54%	27%		Increase
			comparables
			Discount to Price/Sales multiple	15%	15%		Decrease
			Discount to EV/Sales multiple	10%	10%		Decrease
			DLOM	9% - 16%	14%		Decrease
			Weight ascribed to market comparables	50%	50%		Not applicable
			Risk discount	10%	10%		Decrease
			Discount for uncertainty	10% - 20%	10%		Decrease
		Estimated recovery	Expected proceeds	Not applicable	Not applicable		Not applicable
		value	Transaction price	Not applicable	Not applicable		Not applicable
			Discount to transaction price	75% - 79%	77%		Decrease
		Black-Scholes	Underlying share price	Not applicable	Not applicable		Not applicable
			Implied volatility	30%	30%		Increase
Rights & warrants	$ 3,972	Estimated recovery	De minimis	Not applicable	Not applicable		Not applicable
		value
		Transaction	Transaction price	Not applicable	Not applicable		Not applicable
			EV/Sales multiple	2.3x - 6.9x	6.0x		Increase
			Net adjustment (decrease) based
		Market comparables	on movement of market	10%	10%		Decrease
Convertible stocks	$ 72,739		comparables
			DLOM	12%	12%		Decrease
		Transaction	Transaction price	Not applicable	Not applicable		Not applicable
		Transaction	Transaction price	Not applicable	Not applicable		Not applicable
Convertible bonds &		Accreted value	Redemption price	Not applicable	Not applicable		Not applicable
notes	$ 31,101	method	Yield	15%	15%		Decrease
		Indicative market	Broker quote	Not applicable	Not applicable		Not applicable
		quotation
Bonds, notes & other debt instruments	$ 5,000	Transaction	Transaction price	Not applicable	Not applicable		Not applicable
Total	$780,767

SMALLCAP World Fund	30

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation(s)

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, tax, depreciation, and amortization

EV = Enterprise value

WACC = Weighted average cost of capital

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline - sometimes rapidly or unpredictably - due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

31	SMALLCAP World Fund

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending – The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of September 30, 2024, the total value of securities on loan was $1,560,463,000, and the total value of collateral received was $1,631,524,000. Collateral received includes cash of $691,231,000 and U.S. government securities of $940,293,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

SMALLCAP World Fund	32

6. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended September 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended September 30, 2024, the fund recognized $266,000 in EU reclaims (net of $15,000 in fees and the effect of realized gain or loss from currency translations) and $180,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended September 30, 2024, the fund reclassified $2,605,000 from total distributable earnings to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of September 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$597,950
Capital loss carryforward*	(910,931)

Gross unrealized appreciation on investments	27,265,824
Gross unrealized depreciation on investments	(2,857,792)
Net unrealized appreciation (depreciation) on investments	24,408,032

Cost of investments	53,662,521

*

The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

33	SMALLCAP World Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended September 30,

Share class	2024		2023

Class A	$178,041		$–
Class C	323		–
Class T	–	†	–	†
Class F-1	2,923		–
Class F-2	84,892		16,318
Class F-3	55,699		14,319
Class 529-A	10,167		–
Class 529-C	–		–
Class 529-E	266		–
Class 529-T	–	†	–	†
Class 529-F-1	–	†	–	†
Class 529-F-2	2,342		477
Class 529-F-3	–	†	–	†
Class R-1	136		–
Class R-2	702		–
Class R-2E	110		–
Class R-3	3,151		–
Class R-4	4,312		–
Class R-5E	1,588		270
Class R-5	2,827		773
Class R-6	223,391		58,747

Total	$570,870		$90,904

 †Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.583% on such assets in excess of $89 billion. For the year ended September 30, 2024, the investment advisory services fees were $427,875,000, which were equivalent to an annualized rate of 0.605% of average daily net assets.

SMALLCAP World Fund	34

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2024, the 529 plan services fees were $1,087,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

35	SMALLCAP World Fund

For the year ended September 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services

Class A	$67,668	$37,251		$8,157		Not applicable
Class C	3,407	475		104		Not applicable
Class T	–	–	*	–	*	Not applicable
Class F-1	1,092	837		135		Not applicable
Class F-2	Not applicable	10,552		2,839		Not applicable
Class F-3	Not applicable	48		1,730		Not applicable
Class 529-A	3,609	2,061		474		$ 894
Class 529-C	341	47		11		20
Class 529-E	259	30		16		30
Class 529-T	–	–	*	–	*	–	*
Class 529-F-1	–	–	*	–	*	–	*
Class 529-F-2	Not applicable	141		76		143
Class 529-F-3	Not applicable	–	*	–	*	–	*
Class R-1	368	34		11		Not applicable
Class R-2	3,346	1,546		134		Not applicable
Class R-2E	202	68		10		Not applicable
Class R-3	3,272	976		196		Not applicable
Class R-4	1,516	604		182		Not applicable
Class R-5E	Not applicable	283		56		Not applicable
Class R-5	Not applicable	154		88		Not applicable
Class R-6	Not applicable	193		7,007		Not applicable

Total class-specific expenses	$85,080	$55,300		$21,226		$1,087

 *Amount less than one thousand.

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $1,332,000 in the fund’s statement of operations reflects $241,000 in current fees (either paid in cash or deferred) and a net increase of $1,091,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF – The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds – The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $301,305,000 and $526,886,000, respectively, which generated $343,820,000 of net realized gains from such sales.

Interfund lending – Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2024.

SMALLCAP World Fund	36

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended September 30, 2024.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2024
Class A	$1,597,741	24,515	$175,689		2,681		$(3,378,387)	(51,876)	$(1,604,957)	(24,680)
Class C	41,836	793	322		6		(113,842)	(2,170)	(71,684)	(1,371)
Class T	–	–	–		–		–	–	–	–
Class F-1	19,217	302	2,893		45		(102,493)	(1,600)	(80,383)	(1,253)
Class F-2	2,487,708	37,015	82,502		1,223		(2,568,847)	(37,832)	1,363	406
Class F-3	1,444,644	21,648	55,326		826		(1,051,215)	(15,877)	448,755	6,597
Class 529-A	139,685	2,180	10,164		158		(264,519)	(4,113)	(114,670)	(1,775)
Class 529-C	7,516	139	–		–		(17,723)	(330)	(10,207)	(191)
Class 529-E	3,886	64	266		4		(10,203)	(166)	(6,051)	(98)
Class 529-T	–	–	–	†	–	†	–	–	– †	– †
Class 529-F-1	–	–	–	†	–	†	–	–	– †	– †
Class 529-F-2	52,226	795	2,341		36		(45,984)	(695)	8,583	136
Class 529-F-3	40	1	–	†	–	†	–	–	40	1
Class R-1	12,930	257	135		2		(6,076)	(112)	6,989	147
Class R-2	63,857	1,161	701		13		(111,097)	(2,028)	(46,539)	(854)
Class R-2E	6,500	106	110		2		(6,935)	(112)	(325)	(4)
Class R-3	107,748	1,774	3,148		51		(156,277)	(2,569)	(45,381)	(744)
Class R-4	83,050	1,288	4,311		66		(166,577)	(2,576)	(79,216)	(1,222)
Class R-5E	41,340	624	1,588		24		(37,478)	(569)	5,450	79
Class R-5	28,876	423	2,823		41		(78,679)	(1,151)	(46,980)	(687)
Class R-6	3,392,262	50,546	222,082		3,263		(1,563,961)	(22,954)	2,050,383	30,855

Total net increase (decrease)	$9,531,062	143,631	$564,401		8,441		$(9,680,293)	(146,730)	$415,170	5,342

Refer to the end of the table for footnotes.

37	SMALLCAP World Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2023
Class A	$1,485,457	24,948	$–		–		$(2,890,673)	(48,926)	$(1,405,216)	(23,978)
Class C	41,630	862	–	†	–	†	(119,351)	(2,474)	(77,721)	(1,612)
Class T	–	–	–		–		–	–	–	–
Class F-1	25,269	434	–		–		(93,978)	(1,610)	(68,709)	(1,176)
Class F-2	1,869,036	30,461	15,913		272		(1,647,025)	(27,089)	237,924	3,644
Class F-3	1,461,886	24,072	14,216		244		(878,174)	(14,535)	597,928	9,781
Class 529-A	127,535	2,177	–		–		(217,420)	(3,689)	(89,885)	(1,512)
Class 529-C	7,553	153	–		–		(20,526)	(416)	(12,973)	(263)
Class 529-E	4,159	75	–		–		(8,655)	(154)	(4,496)	(79)
Class 529-T	–	–	–	†	–	†	–	–	– †	– †
Class 529-F-1	–	–	–	†	–	†	–	–	– †	– †
Class 529-F-2	42,140	705	477		8		(35,443)	(590)	7,174	123
Class 529-F-3	–	–	–	†	–	†	–	–	– †	– †
Class R-1	3,328	66	–		–		(4,202)	(81)	(874)	(15)
Class R-2	69,604	1,379	–		–		(105,450)	(2,107)	(35,846)	(728)
Class R-2E	7,123	125	–		–		(6,561)	(115)	562	10
Class R-3	101,326	1,829	–		–		(154,016)	(2,791)	(52,690)	(962)
Class R-4	68,382	1,159	–		–		(144,973)	(2,471)	(76,591)	(1,312)
Class R-5E	38,759	647	270		5		(29,855)	(495)	9,174	157
Class R-5	30,438	485	772		13		(69,340)	(1,118)	(38,130)	(620)
Class R-6	2,540,804	40,964	58,382		987		(869,706)	(13,960)	1,729,480	27,991

Total net increase (decrease)	$7,924,429	130,541	$90,030		1,529		$(7,295,348)	(122,621)	$719,111	9,449

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $23,355,770,000 and $21,850,180,000, respectively, during the year ended September 30, 2024.

SMALLCAP World Fund	38

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2024	$58.93	$.23	$12.08	$12.31	$(.42)	$–	$(.42)	$70.82	21.01%	$28,639		1.04%		1.04%		.35%
9/30/2023	51.99	.25	6.69	6.94	–	–	–	58.93	13.31	25,283		1.05		1.05		.42
9/30/2022	88.19	(.04)	(28.76)	(28.80)	–	(7.40)	(7.40)	51.99	(35.39)	23,553		1.01		1.01		(.05)
9/30/2021	66.23	(.37)	23.60	23.23	–	(1.27)	(1.27)	88.19	35.35	38,095		1.02		1.02		(.44)
9/30/2020	55.24	(.15)	13.63	13.48	–	(2.49)	(2.49)	66.23	24.98	27,781		1.06		1.06		(.25)

Class C:
9/30/2024	47.70	(.21)	9.79	9.58	(.05)	–	(.05)	57.23	20.11	340		1.78		1.78		(.40)
9/30/2023	42.40	(.16)	5.46	5.30	–	–	–	47.70	12.48	349		1.79		1.79		(.34)
9/30/2022	73.86	(.46)	(23.60)	(24.06)	–	(7.40)	(7.40)	42.40	(35.86)	378		1.75		1.75		(.81)
9/30/2021	56.04	(.82)	19.91	19.09	–	(1.27)	(1.27)	73.86	34.36	713		1.75		1.75		(1.18)
9/30/2020	47.42	(.48)	11.59	11.11	–	(2.49)	(2.49)	56.04	24.07	575		1.79		1.79		(.97)

Class T:
9/30/2024	59.82	.43	12.27	12.70	(.60)	–	(.60)	71.92	21.35 [5]	–	[6]	.75	[5]	.75	[5]	.64 [5]
9/30/2023	52.73	.42	6.79	7.21	(.12)	–	(.12)	59.82	13.63 [5]	–	[6]	.77	[5]	.77	[5]	.70 [5]
9/30/2022	89.14	.13	(29.14)	(29.01)	–	(7.40)	(7.40)	52.73	(35.21)[5]	–	[6]	.76	[5]	.76	[5]	.19 [5]
9/30/2021	66.78	(.18)	23.81	23.63	–	(1.27)	(1.27)	89.14	35.64 [5]	–	[6]	.79	[5]	.79	[5]	(.21)[5]
9/30/2020	55.54	– [7]	13.73	13.73	–	(2.49)	(2.49)	66.78	25.30 [5]	–	[6]	.81	[5]	.81	[5]	– [5,8]

Class F-1:
9/30/2024	57.95	.19	11.90	12.09	(.39)	–	(.39)	69.65	20.96	449		1.08		1.08		.30
9/30/2023	51.14	.22	6.59	6.81	–	–	–	57.95	13.25	446		1.08		1.08		.38
9/30/2022	86.92	(.07)	(28.31)	(28.38)	–	(7.40)	(7.40)	51.14	(35.41)	454		1.05		1.05		(.10)
9/30/2021	65.31	(.39)	23.27	22.88	–	(1.27)	(1.27)	86.92	35.31	791		1.05		1.05		(.48)
9/30/2020	54.51	(.15)	13.44	13.29	–	(2.49)	(2.49)	65.31	24.96	731		1.08		1.08		(.26)

Class F-2:
9/30/2024	60.74	.42	12.47	12.89	(.60)	–	(.60)	73.03	21.32	10,266		.77		.77		.62
9/30/2023	53.55	.43	6.88	7.31	(.12)	–	(.12)	60.74	13.64	8,514		.77		.77		.70
9/30/2022	90.40	.14	(29.59)	(29.45)	–	(7.40)	(7.40)	53.55	(35.23)	7,311		.76		.76		.20
9/30/2021	67.69	(.15)	24.13	23.98	–	(1.27)	(1.27)	90.40	35.69	10,659		.76		.76		(.18)
9/30/2020	56.26	.01	13.91	13.92	–	(2.49)	(2.49)	67.69	25.32	6,608		.79		.79		.02

Class F-3:
9/30/2024	60.36	.50	12.38	12.88	(.66)	–	(.66)	72.58	21.46	6,512		.66		.66		.74
9/30/2023	53.22	.50	6.83	7.33	(.19)	–	(.19)	60.36	13.75	5,018		.66		.66		.82
9/30/2022	89.80	.22	(29.40)	(29.18)	–	(7.40)	(7.40)	53.22	(35.14)	3,904		.65		.65		.32
9/30/2021	67.18	(.07)	23.96	23.89	–	(1.27)	(1.27)	89.80	35.83	5,382		.66		.66		(.08)
9/30/2020	55.80	.07	13.80	13.87	–	(2.49)	(2.49)	67.18	25.44	3,065		.68		.68		.12

Class 529-A:
9/30/2024	57.95	.20	11.90	12.10	(.41)	–	(.41)	69.64	20.95	1,647		1.07		1.07		.32
9/30/2023	51.14	.23	6.58	6.81	–	–	–	57.95	13.27	1,473		1.08		1.08		.39
9/30/2022	86.91	(.05)	(28.32)	(28.37)	–	(7.40)	(7.40)	51.14	(35.40)	1,378		1.04		1.04		(.08)
9/30/2021	65.29	(.38)	23.27	22.89	–	(1.27)	(1.27)	86.91	35.31	2,227		1.04		1.04		(.47)
9/30/2020	54.51	(.16)	13.43	13.27	–	(2.49)	(2.49)	65.29	24.95	1,662		1.09		1.09		(.28)

Refer to the end of the table for footnotes.

39	SMALLCAP World Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]

Class 529-C:
9/30/2024	$48.72	$(.23)	$9.98	$9.75	$–	$–	$–	$58.47	20.08%		$33		1.81%		1.81%		(.44)%
9/30/2023	43.33	(.20)	5.59	5.39	–	–	–	48.72	12.39		37		1.86		1.86		(.40)
9/30/2022	75.34	(.51)	(24.10)	(24.61)	–	(7.40)	(7.40)	43.33	(35.90)		44		1.81		1.81		(.87)
9/30/2021	57.17	(.86)	20.30	19.44	–	(1.27)	(1.27)	75.34	34.30		89		1.79		1.79		(1.22)
9/30/2020	48.35	(.49)	11.80	11.31	–	(2.49)	(2.49)	57.17	24.02		86		1.84		1.84		(.99)

Class 529-E:
9/30/2024	55.22	.08	11.32	11.40	(.30)	–	(.30)	66.32	20.73		53		1.26		1.26		.12
9/30/2023	48.83	.11	6.28	6.39	–	–	–	55.22	13.04		50		1.27		1.27		.19
9/30/2022	83.48	(.19)	(27.06)	(27.25)	–	(7.40)	(7.40)	48.83	(35.53)		48		1.25		1.25		(.29)
9/30/2021	62.89	(.53)	22.39	21.86	–	(1.27)	(1.27)	83.48	35.04		81		1.26		1.26		(.68)
9/30/2020	52.68	(.26)	12.96	12.70	–	(2.49)	(2.49)	62.89	24.70		62		1.28		1.28		(.47)

Class 529-T:
9/30/2024	59.65	.37	12.24	12.61	(.57)	–	(.57)	71.69	21.26	[5]	–	[6]	.83	[5]	.83	[5]	.57 [5]
9/30/2023	52.59	.39	6.76	7.15	(.09)	–	(.09)	59.65	13.55	[5]	–	[6]	.83	[5]	.83	[5]	.64 [5]
9/30/2022	88.95	.10	(29.06)	(28.96)	–	(7.40)	(7.40)	52.59	(35.24)[5]		–	[6]	.81	[5]	.81	[5]	.15 [5]
9/30/2021	66.67	(.22)	23.77	23.55	–	(1.27)	(1.27)	88.95	35.60	[5]	–	[6]	.84	[5]	.84	[5]	(.26)[5]
9/30/2020	55.49	(.03)	13.70	13.67	–	(2.49)	(2.49)	66.67	25.21	[5]	–	[6]	.85	[5]	.85	[5]	(.05)[5]

Class 529-F-1:
9/30/2024	59.51	.32	12.21	12.53	(.51)	–	(.51)	71.53	21.17	[5]	–	[6]	.90	[5]	.90	[5]	.49 [5]
9/30/2023	52.48	.34	6.74	7.08	(.05)	–	(.05)	59.51	13.48	[5]	–	[6]	.90	[5]	.90	[5]	.56 [5]
9/30/2022	88.82	.06	(29.00)	(28.94)	–	(7.40)	(7.40)	52.48	(35.28)[5]		–	[6]	.87	[5]	.87	[5]	.09 [5]
9/30/2021	66.57	(.29)	23.81	23.52	–	(1.27)	(1.27)	88.82	35.60	[5]	–	[6]	.80	[5]	.80	[5]	(.42)[5]
9/30/2020	55.41	(.03)	13.68	13.65	–	(2.49)	(2.49)	66.57	25.21		181		.86		.86		(.05)

Class 529-F-2:
9/30/2024	59.25	.41	12.16	12.57	(.61)	–	(.61)	71.21	21.32		278		.77		.77		.63
9/30/2023	52.24	.43	6.71	7.14	(.13)	–	(.13)	59.25	13.65		223		.75		.75		.72
9/30/2022	88.37	.14	(28.87)	(28.73)	–	(7.40)	(7.40)	52.24	(35.22)		190		.76		.76		.21
9/30/2021[9,10]	65.50	(.16)	24.30	24.14	–	(1.27)	(1.27)	88.37	37.11	[11]	274		.80	[12]	.80	[12]	(.21)[12]

Class 529-F-3:
9/30/2024	59.33	.59	12.02	12.61	(.62)	–	(.62)	71.32	21.40		–	[6]	.71		.71		.89
9/30/2023	52.32	.44	6.72	7.16	(.15)	–	(.15)	59.33	13.66		–	[6]	.73		.73		.74
9/30/2022	88.45	.17	(28.90)	(28.73)	–	(7.40)	(7.40)	52.32	(35.19)		–	[6]	.71		.71		.25
9/30/2021[9,10]	65.50	(.09)	24.31	24.22	–	(1.27)	(1.27)	88.45	37.23	[11]	–	[6]	.76	[12]	.71	[12]	(.12)[12]

Class R-1:
9/30/2024	49.73	(.19)	10.17	9.98	(.20)	–	(.20)	59.51	20.15		40		1.75		1.75		(.35)
9/30/2023	44.18	(.14)	5.69	5.55	–	–	–	49.73	12.52		26		1.75		1.75		(.28)
9/30/2022	76.62	(.45)	(24.59)	(25.04)	–	(7.40)	(7.40)	44.18	(35.86)		24		1.74		1.74		(.77)
9/30/2021	58.09	(.85)	20.65	19.80	–	(1.27)	(1.27)	76.62	34.35		36		1.75		1.75		(1.18)
9/30/2020	49.08	(.50)	12.00	11.50	–	(2.49)	(2.49)	58.09	24.07		28		1.79		1.79		(.98)

Refer to the end of the table for footnotes.

SMALLCAP World Fund	40

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]

Class R-2:
9/30/2024	$49.78	$(.20)	$10.19	$9.99	$(.08)	$–	$(.08)	$59.69	20.15%	$462	1.75%	1.75%	(.36)%
9/30/2023	44.23	(.15)	5.70	5.55	–	–	–	49.78	12.50	428	1.76	1.76	(.29)
9/30/2022	76.71	(.48)	(24.60)	(25.08)	–	(7.40)	(7.40)	44.23	(35.87)	412	1.76	1.76	(.81)
9/30/2021	58.16	(.85)	20.67	19.82	–	(1.27)	(1.27)	76.71	34.37	719	1.75	1.75	(1.17)
9/30/2020	49.12	(.49)	12.02	11.53	–	(2.49)	(2.49)	58.16	24.09	588	1.78	1.78	(.97)

Class R-2E:
9/30/2024	56.77	(.04)	11.63	11.59	(.20)	–	(.20)	68.16	20.49	36	1.46	1.46	(.06)
9/30/2023	50.29	.01	6.47	6.48	–	–	–	56.77	12.85	31	1.46	1.46	.01
9/30/2022	85.92	(.34)	(27.89)	(28.23)	–	(7.40)	(7.40)	50.29	(35.67)	27	1.46	1.46	(.51)
9/30/2021	64.83	(.71)	23.07	22.36	–	(1.27)	(1.27)	85.92	34.76	48	1.46	1.46	(.88)
9/30/2020	54.34	(.38)	13.36	12.98	–	(2.49)	(2.49)	64.83	24.46	35	1.48	1.48	(.67)

Class R-3:
9/30/2024	54.93	.05	11.27	11.32	(.29)	–	(.29)	65.96	20.67	685	1.30	1.30	.09
9/30/2023	48.59	.09	6.25	6.34	–	–	–	54.93	13.03	611	1.31	1.31	.16
9/30/2022	83.16	(.23)	(26.94)	(27.17)	–	(7.40)	(7.40)	48.59	(35.58)	587	1.31	1.31	(.35)
9/30/2021	62.68	(.57)	22.32	21.75	–	(1.27)	(1.27)	83.16	34.95	978	1.31	1.31	(.73)
9/30/2020	52.54	(.28)	12.91	12.63	–	(2.49)	(2.49)	62.68	24.65	806	1.33	1.33	(.52)

Class R-4:
9/30/2024	58.42	.25	11.98	12.23	(.44)	–	(.44)	70.21	21.04	617	1.00	1.00	.38
9/30/2023	51.52	.27	6.63	6.90	–	–	–	58.42	13.35	585	1.01	1.01	.45
9/30/2022	87.46	(.04)	(28.50)	(28.54)	–	(7.40)	(7.40)	51.52	(35.38)	583	1.01	1.01	(.05)
9/30/2021	65.68	(.35)	23.40	23.05	–	(1.27)	(1.27)	87.46	35.37	987	1.01	1.01	(.43)
9/30/2020	54.78	(.12)	13.51	13.39	–	(2.49)	(2.49)	65.68	25.03	835	1.02	1.02	(.21)

Class R-5E:
9/30/2024	59.64	.39	12.23	12.62	(.57)	–	(.57)	71.69	21.29	205	.81	.81	.59
9/30/2023	52.58	.40	6.76	7.16	(.10)	–	(.10)	59.64	13.56	166	.81	.81	.66
9/30/2022	88.94	.11	(29.07)	(28.96)	–	(7.40)	(7.40)	52.58	(35.24)	138	.81	.81	.17
9/30/2021	66.64	(.19)	23.76	23.57	–	(1.27)	(1.27)	88.94	35.63	188	.80	.80	(.22)
9/30/2020	55.44	(.01)	13.70	13.69	–	(2.49)	(2.49)	66.64	25.28	84	.82	.82	(.02)

Class R-5:
9/30/2024	61.99	.46	12.74	13.20	(.63)	–	(.63)	74.56	21.41	296	.71	.71	.68
9/30/2023	54.65	.47	7.02	7.49	(.15)	–	(.15)	61.99	13.68	288	.71	.71	.75
9/30/2022	92.04	.18	(30.17)	(29.99)	–	(7.40)	(7.40)	54.65	(35.18)	288	.70	.70	.25
9/30/2021	68.86	(.11)	24.56	24.45	–	(1.27)	(1.27)	92.04	35.77	510	.71	.71	(.13)
9/30/2020	57.16	.06	14.13	14.19	–	(2.49)	(2.49)	68.86	25.40	406	.72	.72	.09

Class R-6:
9/30/2024	61.34	.50	12.58	13.08	(.66)	–	(.66)	73.76	21.46	26,519	.66	.66	.74
9/30/2023	54.08	.50	6.95	7.45	(.19)	–	(.19)	61.34	13.76	20,160	.66	.66	.82
9/30/2022	91.12	.23	(29.87)	(29.64)	–	(7.40)	(7.40)	54.08	(35.15)	16,261	.65	.65	.33
9/30/2021	68.15	(.06)	24.30	24.24	–	(1.27)	(1.27)	91.12	35.84	19,437	.66	.66	(.07)
9/30/2020	56.56	.08	14.00	14.08	–	(2.49)	(2.49)	68.15	25.47	11,166	.67	.67	.14

Refer to the end of the table for footnotes.

41	SMALLCAP World Fund

Financial highlights (continued)

	Year ended September 30,
	2024	2023	2022	2021	2020

Portfolio turnover rate for all share classes[13]	32%	29%	32%	30%	38%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Amount less than $.01.
[8]	Amount less than .01%.
[9]	Based on operations for a period that is less than a full year.
[10]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[11]	Not annualized.
[12]	Annualized.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

SMALLCAP World Fund	42

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of SMALLCAP World Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the “Fund”), including the investment portfolio, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
November 12, 2024

We have served as the auditor of one or more American Funds investment companies since 1956.

43	SMALLCAP World Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2024:

Foreign taxes	$0.13 per share

Foreign source income	$0.62 per share

Qualified dividend income	100%

Section 163(j) interest dividends	$120,611,000

Corporate dividends received deduction	$256,534,000

U.S. government income that may be exempt from state taxation	$42,288,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

SMALLCAP World Fund	44

Changes in and disagreements with accountants

Not applicable

Matters submitted for shareholder vote

Not applicable

Remuneration paid to directors, officers and others

Refer to information in the financial statements.

45	SMALLCAP World Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

SMALLCAP World Fund	46

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

47	SMALLCAP World Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP World Fund, Inc.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 29, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: November 29, 2024